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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor	New York, NY 10153
(Address of Principal Executive Offices)	(Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Investment Funds Trust Semi-Annual Report for the period ended March 31, 2011.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

March 31, 2011

Baron Funds®

Semi-Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9
Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11
Financial Statements
Statements of Net Assets	12
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Notes to Financial Statements	28
Financial Highlights	37
Fund Expenses	42

DEAR BARON FUNDS SHAREHOLDER:

In this report you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund (the “Funds”) for the six months ended March 31, 2011. The Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 20, 2011	Linda S. Martinson Chairman, President and Chief Operating Officer May 20, 2011	Peggy Wong Treasurer and Chief Financial Officer May 20, 2011

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has five series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund and Baron Emerging Markets Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

A description of the Funds’ proxy voting policies and procedures is available without charge on the Funds’ website, www.BaronFunds.com, or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Funds, unless accompanied or preceded by the Funds’ current prospectus.

767 Fifth Avenue

NY, NY 10153

212-583-2100

Baron Asset Fund	March 31, 2011

Baron Asset Fund

Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND† IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2011

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	21.64%	22.09%	4.68%	3.17%	7.20%	11.32%
Baron Asset Fund — Institutional Shares[1,2,4]	21.81%	22.43%	4.84%	3.26%	7.25%	11.34%
Russell Midcap Growth Index[1]	22.96%	26.60%	7.63%	4.93%	6.94%	9.61%	[3]
S&P 500 Index[1]	17.31%	15.65%	2.35%	2.62%	3.29%	8.87%

*	Not annualized.

[1]

The Russell Midcap Growth Index and the S&P 500 Index are unmanaged indexes. The Russell Midcap Growth Index measures the performance of mid-sized companies that are classified as growth. The S&P 500 Index measures the performance of larger cap equities in the stock market in general. The indexes and the Baron Asset Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]	For the period June 30, 1987 to March 31, 2011.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99.BARON

www.BaronFunds.com

©2011 All Rights Reserved

March 31, 2011	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2011

Baron Asset Fund	% of Net Assets
Gartner, Inc.	4.0%
Charles Schwab Corp.	3.6%
IDEXX Laboratories, Inc.	3.4%
Polo Ralph Lauren Corp.	3.2%
FactSet Research Systems, Inc.	3.2%
Vail Resorts, Inc.	3.0%
Fastenal Co.	3.0%
C. H. Robinson Worldwide, Inc.	2.7%
DeVry, Inc.	2.5%
Mettler-Toledo International, Inc.	2.3%
30.9%

SECTOR BREAKDOWN AS OF MARCH 31, 20112

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2011, Baron Asset Fund (Retail Shares) gained 21.64%, the Russell Midcap Growth Index gained 22.96% and the S&P 500 Index was up 17.31%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term while using value-oriented purchase and sell disciplines.1 The Fund purchases companies that the Adviser believes have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends led by strong management.

The economy has demonstrated steady improvement over the past six months as evidenced by growing corporate profits. Certain risks remain, including continuing high unemployment, depressed home prices, budget deficits and the threat of inflation. New risks have surfaced as well, stemming from the disaster in Japan and civil unrest that has engulfed the Middle East and North Africa. Nonetheless, investors showed increasing confidence throughout the period as they continued to focus on corporate profits, increased market stability, improved credit quality and the Federal Reserve’s attention to providing increased liquidity.

One area the Fund continues to favor is the information services businesses, a term we use to describe companies spanning several industry sectors. These include companies that possess proprietary information-related assets, which are generally sold through annual subscriptions to customers in areas including investment management, insurance, and information technology.

Gartner, Inc., the leading independent provider of research and analysis on the information technology industry, was the single largest contributor to Fund performance in the period. The company has continued to generate record bookings in its research business. We expect the company to show continued sales momentum throughout 2011 and beyond as it adds to its sales force, raises prices, and leverages its global sales network to distribute research from recent acquisitions of AMR and Burton.

Equinix, Inc., a network neutral operator of state-of-the-art data centers across North America, Europe and Asia-Pacific, was the leading detractor from Fund performance in the period. The company’s shares experienced a sharp sell-off last Fall following disclosure that it would miss revenue expectations while making pricing concessions to certain large customers. We continue to believe Equinix represents significant growth potential over the long term.

The Adviser expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have the ability to sustain superior levels of profitability. We intend to continue to identify superior quality companies through independent research efforts. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance.

[1]	Prior to February 15, 2007, the Fund’s strategy was also to invest primarily in small- and mid-sized growth companies.

[2]

Industry sector levels are derived from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Growth Fund	March 31, 2011

Baron Growth Fund

Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND† IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2011

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	26.28%	27.23%	7.29%	4.15%	9.92%	13.98%
Baron Growth Fund — Institutional Shares[1,2,3]	26.44%	27.55%	7.46%	4.25%	9.97%	14.01%
Russell 2000 Growth Index[1]	27.93%	31.04%	10.16%	4.34%	6.44%	6.84%
S&P 500 Index[1]	17.31%	15.65%	2.35%	2.62%	3.29%	8.72%

*	Not annualized.

[1]

The Russell 2000 Growth Index and S&P 500 Index are unmanaged indexes. The Russell 2000 Growth Index measures the performance of 2,000 small U.S. companies classified as growth. The S&P 500 Index measures the performance of larger cap equities in the stock market in general. These indexes and the Baron Growth Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2011 All Rights Reserved

March 31, 2011	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2011

Baron Growth Fund	% of Net Assets
Edwards Lifesciences Corp.	3.3%
Dick's Sporting Goods, Inc.	2.9%
DeVry, Inc.	2.9%
Molycorp, Inc.	2.5%
Mettler-Toledo International, Inc.	2.5%
FactSet Research Systems, Inc.	2.5%
AMERIGROUP Corp.	2.3%
ITC Holdings Corp.	2.3%
MSCI, Inc., Cl A	2.3%
Community Health Systems, Inc.	2.1%
25.6%

SECTOR BREAKDOWN AS OF MARCH 31, 20111

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund (Retail Shares) gained 26.28% for the six months ended March 31, 2011, while the Russell 2000 Growth Index gained 27.93% and the S&P 500 Index gained 17.31%.

Baron Growth Fund is a long-term investor primarily in small-sized growth companies. The Adviser, through its independent research of companies, utilizes an investment approach that it believes allows it to look beyond the current market environment and invest based upon the potential profitability of a business, and therefore its value in the future.

The economy has demonstrated steady improvement over the past six months as evidenced by growing corporate profits. Certain risks remain, including continuing high unemployment, depressed home prices, budget deficits and the threat of inflation. New risks have surfaced as well, stemming from the disaster in Japan and civil unrest that has engulfed the Middle East and North Africa. Nonetheless, investors showed increasing confidence throughout the period as they continued to focus on corporate profits, increased market stability, improved credit quality and the Federal Reserve’s attention to providing increased liquidity.

Molycorp, Inc., the leading producer of rare earths outside of China, was the largest contributor to Fund performance during the period. Stricter environmental standards, higher taxes, and increased vigilance on illegal mining could increase the supply/demand gap in the near term. Molycorp says it has already “sold-out” of its 2011 production. To supply growing demand, Molycorp plans to double its potential capacity from 20,000 tons to 40,000 tons by 2014.

Strayer Education, Inc., an education services holding company, was the Fund’s leading detractor from performance in the period. Strayer’s shares declined principally on regulatory uncertainty, possible Pell-grant cuts and heightened competition for quality students. We are confident that management will adapt its model as necessary and thrive again. In our view, Strayer retains its long-term growth potential.

We believe that our investment process, with its focus on research and long-term investing, will enable the Fund to take advantage of opportunities as they arise throughout the economic recovery. We intend to continue to invest in small businesses that we believe have the potential to grow substantially in the years ahead. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance.

[1]

Industry sector levels are derived from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Small Cap Fund	March 31, 2011

Baron Small Cap Fund

Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND† IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2011

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	25.22%	28.92%	8.34%	4.27%	10.13%	9.85%
Baron Small Cap Fund — Institutional Shares[1,2,3]	25.37%	29.25%	8.51%	4.36%	10.18%	9.89%
Russell 2000 Growth Index[1]	27.93%	31.04%	10.16%	4.34%	6.44%	3.70%
S&P 500 Index[1]	17.31%	15.65%	2.35%	2.62%	3.29%	4.34%

*	Not annualized.

[1]

The Russell 2000 Growth Index and S&P 500 Index are unmanaged indexes. The Russell 2000 Growth Index measures the performance of 2,000 small U.S. companies classified as growth. The S&P 500 Index measures the performance of larger cap equities in the stock market in general. These indexes and the Baron Small Cap Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2011 All Rights Reserved

March 31, 2011	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2011

Baron Small Cap Fund	% of Net Assets
Penn National Gaming, Inc.	2.7%
TransDigm Group, Inc.	2.7%
Liberty Media Corp.	2.6%
SBA Communications Corp., Cl. A	2.6%
Brookdale Senior Living, Inc.	2.4%
Gartner, Inc.	2.2%
Waste Connections, Inc.	2.0%
Mettler-Toledo International, Inc.	2.0%
Fossil, Inc.	2.0%
Clean Harbors, Inc.	2.0%
23.2%

SECTOR BREAKDOWN AS OF MARCH 31, 20111

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund (Retail Shares) performed well for the six months ended March 31, 2011. The Fund gained 25.22%, compared to 27.93% for the Russell 2000 Growth Index and 17.31% for the S&P 500 Index.

Baron Small Cap Fund invests primarily in small-cap growth companies. The Fund is a long-term investor in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of true value.

The equity markets have now retraced much of the ground they lost since the end of 2008. We believe that the first stage of the market recovery was led by outsized performance in more speculative, leveraged companies. We believe that the market is now beginning to reward higher-quality companies that have the ability to generate sustainable earnings growth over an extended economic cycle.

When the market has increased as it has over the past six months, we look for fallen angels and special situations. This past quarter we found two unique businesses — one is a turnaround of a shoe retailer, and the other is a diversified manufacturer and supplier of commercial vehicle components that came out of bankruptcy late last year.

Energy-related stock prices rose during the period along with commodity prices, outperforming the broader market. As a consequence of the recent events in North Africa, the Middle East, and Japan, more attention is being put on U.S. domestic energy policy, exploration, and development. We believe these recent developments will benefit our energy-related investments over the long term.

We expect multiples to expand as investors move back into equities and M&A activity returns to more normal levels. 2011 is off to a positive start and we are committed to keeping the Fund well positioned by investing in special small-cap companies that can thrive in this environment.

Brookdale Senior Living, Inc., the owner and operator of 550 senior living communities throughout the U.S., was the leading contributor to Fund performance during the period. Pent-up demand, a stabilizing economy and little new supply supported improving fundamentals. Through the remainder of the year, we see continued slow and steady improvements in rate, occupancy and margins. We expect Brookdale to become an increasingly active acquirer.

Strayer Education, Inc., an education services holding company, was the Fund’s leading detractor from performance in the period. Strayer’s shares declined principally on regulatory uncertainty, possible Pell-grant cuts and heightened competition for quality students. We are confident that management will adapt its model as necessary and thrive again. In our view, Strayer retains its long-term growth potential.

Baron Small Cap’s investments fall into three categories: Growth Stocks, Fallen Angels and Special Situations. The Fund intends to continue to invest in “Growth Stocks” that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. “Fallen Angels” are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. “Special Situations” include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

[1]

Industry sector levels are derived from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Opportunity Fund	March 31, 2011

Baron Opportunity Fund

Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX, THE NASDAQ COMPOSITE INDEX, AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2011

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	21.24%	28.28%	11.63%	8.18%	12.46%	4.05%
Baron Opportunity Fund — Institutional Shares[1,2,3]	21.48%	28.62%	11.83%	8.29%	12.52%	4.10%
Russell Midcap Growth Index[1]	22.96%	26.60%	7.63%	4.93%	6.94%	0.61%
NASDAQ Composite Index[1]	17.41%	15.98%	6.86%	3.52%	4.22%	–4.62%
S&P 500 Index[1]	17.31%	15.65%	2.35%	2.62%	3.29%	1.57%

*	Not annualized.

[1]

The Russell Midcap Growth Index has replaced the NASDAQ Composite Index as the primary broad-based index for the Fund because the Adviser believes that the Russell Midcap Growth Index is more representative of the Fund’s investment strategy. The NASDAQ Composite Index remains in the table above for comparison purposes. The Russell Midcap Growth Index, the NASDAQ Composite Index and the S&P 500 Index are unmanaged indexes. The Russell Midcap Growth Index measures the performance of mid-sized companies that are classified as growth. The NASDAQ Composite Index tracks the performance of market-value weighted common stocks listed on NASDAQ. The S&P 500 Index measures the performance of larger cap equities in the stock market in general. The NASDAQ Composite Index is without dividends. The S&P 500 Index, the Russell Midcap Growth Index and the Baron Opportunity Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99.BARON

www.BaronFunds.com

©2011 All Rights Reserved

March 31, 2011	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2011

Baron Opportunity Fund	% of Net Assets
Gartner, Inc.	3.9%
Equinix, Inc.	3.7%
SBA Communications Corp., Cl A	3.6%
NII Holdings, Inc.	3.5%
CARBO Ceramics, Inc.	2.9%
Apple, Inc.	2.8%
MSCI, Inc., Cl A	2.6%
Polypore International, Inc.	2.5%
ANSYS, Inc.	2.5%
Polycom, Inc.	2.5%
30.5%

SECTOR BREAKDOWN AS OF MARCH 31, 20111

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Opportunity Fund (Retail Shares) performed well for the six months ended March 31, 2011. The Fund gained 21.24%, compared to 22.96% for the Russell Midcap Growth Index and 17.31% for the S&P 500 Index.

Baron Opportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that the Adviser believes are driving or benefiting from innovation through development of pioneering, transformative or technologically advanced products and services.

The economy has demonstrated steady improvement over the past six months as evidenced by growing corporate profits. Certain risks remain, including continuing high unemployment, depressed home prices, budget deficits and the threat of inflation. New risks have surfaced as well, stemming from the disaster in Japan and civil unrest that has engulfed the Middle East and North Africa. Nonetheless, investors showed increasing confidence throughout the period as they continued to focus on corporate profits, increased market stability, improved credit quality and the Federal Reserve’s attention to providing increased liquidity.

In the current environment, two innovative industries that appear particularly attractive are wireless data services and health care. We believe growth in wireless data services is coming from the increasing usage of smartphones and other advanced data devices. The appeal of these devices and the need for increased bandwidth has created opportunities for innovation that we believe will continue to benefit this industry.

In health care, we have invested in companies that are saving lives, saving money, and changing the way medical professionals care for patients. Real-time diagnostics, for example, is having a profound and positive impact on health care. In one major U.S. hospital, blood transfusions dropped dramatically since it started using a device that fits on a patient’s fingertip. This small device uses light technology and provides doctors and nurses vital statistics about a patient’s blood without needles or lab tests.

Today many large technology and health care companies are struggling for growth because they cut R & D spending during the downturn and stopped innovating. Many of these companies are sitting on large hoards of cash, and have been forced to make expensive acquisitions to keep pace with the competition and find growth. This dynamic has been a big benefit to the innovative companies and their investors, and we believe it will continue going forward.

CARBO Ceramics, Inc., the world’s largest supplier of ceramic proppant, used to enhance production from oil and gas wells, was the leading contributor to Fund performance in the period. We continue to see growing demand for fracturing as more wells drilled in North America are employing this technology. We think CARBO is expanding its product offering in a way that brings significant incremental earnings potential, and we continue to like the stock.

Equinix, Inc., a network neutral operator of state-of-the-art data centers across North America, Europe and Asia-Pacific, was the leading detractor from Fund performance in the period. The company’s shares experienced a sharp sell-off in the Fall following disclosure that it would miss revenue expectations while making pricing concessions to certain large customers. We continue to believe Equinix represents significant growth potential over the long term.

We believe that our investment process, with its focus on research and long-term investing, will enable the Fund to continue taking advantage of opportunities as they arise throughout the economic recovery. We expect to continue to invest in high-growth businesses of all market capitalizations in any sector or industry that we believe will benefit from innovations and advances in technology.

[1]

Industry sector levels are derived from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Fifth Avenue Growth Fund	March 31, 2011

Baron Fifth Avenue Growth Fund

Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND† IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2011

	Six Months*	One Year	Three Years	Five Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	13.03%	9.29%	0.59%	0.42%	3.46%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	13.25%	9.62%	0.75%	0.52%	3.54%
S&P 500 Index[1]	17.31%	15.65%	2.35%	2.62%	4.75%

*	Not annualized.

[1]

The S&P 500 Index is an unmanaged index. The S&P 500 Index measures the performance of larger cap equities in the stock market in general. The index and the Baron Fifth Avenue Growth Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2011 All Rights Reserved

March 31, 2011	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2011

Baron Fifth Avenue Growth Fund	% of Net Assets
Halliburton Co.	3.6%
Occidental Petroleum Corp.	3.6%
Apple, Inc.	3.5%
Potash Corp. of Saskatchewan, Inc.	3.4%
FedEx Corp.	3.3%
Ford Motor Co.	3.3%
Intuitive Surgical, Inc.	3.3%
Liberty Media Corp.	3.2%
American Tower Corp., Cl A	3.0%
Carnival Corp.	2.9%
33.1%

SECTOR BREAKDOWN AS OF MARCH 31, 20111

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund (Retail Shares) gained 13.03% for the six months ended March 31, 2011, underperforming the S&P 500 Index, which gained 17.31%.

Baron Fifth Avenue Growth Fund focuses on the long-term fundamental prospects of the businesses in which it invests. This contrasts with other investors’ focus on historical operating results or current earnings expectations. The Adviser believes that historical results and the outlook for near-term earnings are often not indicative of superior longer-term prospects that can be identified through research efforts.

The economy has demonstrated steady improvement over the past six months as evidenced by growing corporate profits. Certain risks remain, including continuing high unemployment, depressed home prices, budget deficits and the threat of inflation. New risks have surfaced as well, stemming from the disaster in Japan and civil unrest that has engulfed the Middle East and North Africa. Nonetheless, investors showed increasing confidence throughout the period as they continued to focus on corporate profits, increased market stability, improved credit quality and the Federal Reserve’s attention to providing increased liquidity.

Energy-related stock prices rose during the period, outperforming the broader market. As a consequence of Middle East unrest, and Japan’s nuclear disaster, more attention is being put on U.S. domestic energy policy, exploration, and development. Various countries are also reconsidering their nuclear programs. We believe these recent developments will benefit our energy-related investments over the long term.

Improvement in the economy and the new health care legislation, in our opinion, is making the Health Care sector increasingly attractive. We invest in medical device companies that develop and sell innovative products used in a variety of medical and surgical procedures that make surgery less invasive, shorten hospitalizations, and generate cost savings. If the economy continues to improve, we expect utilization trends to accelerate.

Last quarter we observed a pullback in some consumer-oriented and transportation-related stocks based on what we believe to be a short-term reaction to rising oil prices. We continue to find unique large-cap businesses that we believe are poised for significant growth over a multi-year time horizon. We believe the portfolio is well positioned for the current economic and stock market environment.

Haliburton Co. was the leading contributor to Fund performance in the period. The company is the leader in providing technology and services for the development of unconventional oil and gas resources. It also has strong positions in deepwater exploration and development and operates in over 80 countries. Despite poor weather in a number of key markets and political unrest in the Middle East, which had a negative impact on first-quarter earnings, the combination of higher oil prices and better-than-expected rig activity drove shares higher.

Equinix, Inc., a network neutral operator of state-of-the-art data centers across North America, Europe and Asia-Pacific, was the leading detractor from Fund performance in the period. The company’s shares experienced a sharp sell-off in the Fall following disclosure that it would miss revenue expectations while making pricing concessions to certain large customers. We continue to believe Equinix represents significant growth potential over the long term.

The Adviser invests in what we believe are some of the best companies in America. The Fund is positioned, in our view, in blue-chip, best-of-breed growth companies with a strong emphasis on quality to reduce risk. We believe the key to long-term stock appreciation is consistent earnings growth. We invest in those companies that are market share leaders who dominate their industry, companies with strong franchises and a strong brand name, avoiding fads and other short-term, unsustainable trends. We target companies that are the low-cost operators in their industry with, in our view, high barriers to entry. We also try to invest in growth companies that are positioned in industries that are themselves growing as opposed to industries that are stagnant or structurally challenged.

[1]

Industry sector levels are derived from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Asset Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (97.45%)
Consumer Discretionary (24.26%)
	Advertising (1.27%)
1,025,000	Lamar Advertising Co., Cl A1	$53,133,779	$37,863,500

	Apparel Retail (1.00%)
1,000,000	Urban Outfitters, Inc.[1]	17,391,964	29,830,000

	Apparel, Accessories & Luxury Goods (3.22%)
775,000	Polo Ralph Lauren Corp., Cl A	14,925,404	95,828,750

	Auto Parts & Equipment (0.71%)
75,000	BorgWarner, Inc.[1]	4,227,642	5,976,750
500,000	Gentex Corp.	14,728,771	15,125,000

		18,956,413	21,101,750

	Automotive Retail (0.54%)
500,000	CarMax, Inc.[1]	5,701,415	16,050,000

	Broadcasting (1.48%)
1,100,000	Discovery Communications, Inc., Cl A1	29,767,574	43,890,000

	Casinos & Gaming (2.14%)
500,000	Wynn Resorts, Ltd.	1,660,930	63,625,000

	Education Services (2.50%)
1,350,000	DeVry, Inc.	10,721,692	74,344,500

	Hotels, Resorts & Cruise Lines (2.34%)
850,000	Choice Hotels International, Inc.	4,185,563	33,022,500
850,000	Hyatt Hotels Corp., Cl A1	24,084,647	36,584,000

		28,270,210	69,606,500

	Household Appliances (0.58%)
225,000	Stanley Black & Decker, Inc.	13,421,708	17,235,000

	Internet Retail (1.88%)
110,000	priceline.com, Inc.[1]	17,910,917	55,708,400

	Leisure Facilities (2.95%)
1,799,200	Vail Resorts, Inc.[1]	35,613,087	87,728,992

	Specialty Stores (3.65%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	49,975,000
950,000	Tiffany & Co.	30,239,344	58,368,000

		65,353,330	108,343,000

Total Consumer Discretionary		312,828,423	721,155,392

Energy (10.24%)
	Oil & Gas Drilling (1.79%)
775,000	Helmerich & Payne, Inc.	23,964,498	53,234,750

	Oil & Gas Equipment & Services (2.29%)
440,000	Core Laboratories N.V.[2]	30,622,516	44,954,800
250,000	SEACOR Holdings, Inc.[1]	7,030,773	23,115,000

		37,653,289	68,069,800

	Oil & Gas Exploration & Production (4.52%)
489,500	Concho Resources, Inc.[1]	22,879,901	52,523,350
360,000	SM Energy Co.	21,209,164	26,708,400
750,000	Whiting Petroleum Corp.[1]	26,220,923	55,087,500

		70,309,988	134,319,250

	Oil & Gas Storage & Transportation (1.64%)
1,700,000	Southern Union Co.	20,450,150	48,654,000

Total Energy		152,377,925	304,277,800

Shares		Cost	Value
Common Stocks (continued)
Financials (15.43%)
	Asset Management & Custody Banks (3.17%)
1,175,000	Eaton Vance Corp.	$25,858,501	$37,882,000
850,000	T. Rowe Price Group, Inc.	23,450,029	56,457,000

		49,308,530	94,339,000

	Insurance Brokers (0.54%)
625,000	Brown & Brown, Inc.	11,088,023	16,125,000

	Investment Banking & Brokerage (3.64%)
6,000,000	Charles Schwab Corp.	11,701,340	108,180,000

	Office REITs (1.83%)
133,500	Alexander’s, Inc.[4]	7,221,750	54,327,825

	Real Estate Services (1.17%)
1,300,000	CB Richard Ellis Group, Inc., Cl A1	14,831,561	34,710,000

	Regional Banks (0.47%)
450,000	First Republic Bank[1]	11,878,902	13,909,500

	Reinsurance (2.09%)
625,000	Arch Capital Group, Ltd.[1,2]	20,620,935	61,993,750

	Specialized Finance (2.52%)
90,000	CME Group, Inc., Cl A	6,209,144	27,139,500
1,300,000	MSCI, Inc., Cl A1	39,123,416	47,866,000

		45,332,560	75,005,500

Total Financials		171,983,601	458,590,575

Health Care (12.79%)
	Health Care Distributors (1.42%)
600,000	Henry Schein, Inc.[1]	16,675,146	42,102,000

	Health Care Equipment (4.33%)
1,300,000	IDEXX Laboratories, Inc.[1]	53,002,192	100,386,000
85,000	Intuitive Surgical, Inc.[1]	12,819,285	28,344,100

		65,821,477	128,730,100

	Health Care Facilities (2.05%)
600,000	Brookdale Senior Living, Inc.[1]	15,940,319	16,800,000
1,100,000	Community Health Systems, Inc.[1]	30,985,486	43,989,000

		46,925,805	60,789,000

	Health Care Supplies (0.50%)
225,000	Gen-Probe, Inc.[1,4]	9,743,640	14,928,750

	Health Care Technology (0.65%)
175,000	Cerner Corp.[1]	15,678,453	19,460,000

	Life Sciences Tools & Services (3.21%)
325,000	Life Technologies Corp.[1]	16,407,788	17,036,500
400,000	Mettler-Toledo International, Inc.[1]	26,298,876	68,800,000
175,000	Thermo Fisher Scientific, Inc.[1]	4,853,514	9,721,250

		47,560,178	95,557,750

	Pharmaceuticals (0.63%)
235,000	Perrigo Co.	17,121,784	18,687,200

Total Health Care		219,526,483	380,254,800

Industrials (15.55%)
	Air Freight & Logistics (4.52%)
1,100,000	C. H. Robinson Worldwide, Inc.	20,241,548	81,543,000
1,050,000	Expeditors International of Washington, Inc.	26,285,873	52,647,000

		46,527,421	134,190,000

12	See Notes to Financial Statements.

March 31, 2011	Baron Asset Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (1.47%)
1,550,000	Ritchie Bros. Auctioneers, Inc.[2]	$38,130,924	$43,632,500

	Electrical Components & Equipment (0.51%)
175,000	Roper Industries, Inc.	14,045,821	15,130,500

	Environmental & Facilities Services (2.16%)
725,000	Stericycle, Inc.[1]	21,068,310	64,285,750

	Human Resource & Employment Services (0.88%)
850,000	Robert Half International, Inc.	776,403	26,010,000

	Research & Consulting Services (3.07%)
50,000	Dun & Bradstreet Corp.	3,708,791	4,012,000
1,400,000	Nielsen Holdings NV1,2	34,671,114	38,234,000
1,500,000	Verisk Analytics, Inc., Cl A1	39,224,920	49,140,000

		77,604,825	91,386,000

	Trading Companies & Distributors (2.94%)
1,350,000	Fastenal Co.	53,631,828	87,520,500

Total Industrials		251,785,532	462,155,250

Information Technology (14.56%)
	Application Software (5.49%)
800,000	ANSYS, Inc.[1]	26,291,691	43,352,000
350,000	Citrix Systems, Inc.[1]	13,746,569	25,711,000
900,000	FactSet Research Systems, Inc.	52,246,929	94,257,000

		92,285,189	163,320,000

	Communications Equipment (1.05%)
600,000	Polycom, Inc.[1]	24,637,221	31,110,000

	Data Processing & Outsourced Services (0.58%)
150,000	FleetCor Technologies, Inc.[1]	4,856,202	4,899,000
600,000	Western Union Co.	11,184,906	12,462,000

		16,041,108	17,361,000

	Electronic Equipment & Instruments (0.93%)
800,000	FLIR Systems, Inc.	17,739,772	27,688,000

	Internet Software & Services (0.09%)
50,000	WebMD Health Corp., Cl A1	2,665,125	2,671,000

	IT Consulting & Other Services (6.18%)
700,000	Equinix, Inc.[1,4]	56,983,955	63,770,000
2,875,000	Gartner, Inc.[1]	68,065,780	119,801,250

		125,049,735	183,571,250

	Systems Software (0.24%)
375,000	TOTVS SA (Brazil)[2]	6,655,067	7,200,717

Total Information Technology		285,073,217	432,921,967

Materials (0.95%)
	Diversified Metals & Mining (0.45%)
225,000	Molycorp, Inc.[1]	11,522,309	13,504,500

	Specialty Chemicals (0.50%)
300,000	Rockwood Holdings, Inc.[1]	14,132,562	14,766,000

Total Materials		25,654,871	28,270,500

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (3.67%)
	Wireless Telecommunication Services (3.67%)
1,025,000	NII Holdings, Inc.[1]	$39,262,199	$42,711,750
1,675,000	SBA Communications Corp., Cl A1	55,336,595	66,464,000

Total Telecommunication Services		94,598,794	109,175,750

Total Common Stocks		1,513,828,846	2,896,802,034

Private Equity Investments (1.26%)
Consumer Discretionary (0.35%)
	Hotels, Resorts & Cruise Lines (0.35%)
5,200,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,6	52,000,000	10,400,000

Financials (0.91%)
	Asset Management & Custody Banks (0.91%)
6,532,691	Windy City Investments Holdings LLC[1,3,4,6]	33,639,547	25,085,533
523,532	Windy City Investments Holdings LLC[1,3,4,6]	942,357	1,910,891

Total Financials		34,581,904	26,996,424

Total Private Equity Investments		86,581,904	37,396,424

Principal Amount
Short Term Investments (0.90%)
$26,780,086	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $26,780,094; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $28,122,675)[5]	26,780,086	26,780,086

Total Investments (99.61%)		$1,627,190,836	2,960,978,544

Cash and Other Assets Less Liabilities (0.39%)			11,673,116

Net Assets			$2,972,651,660

Retail Shares (Equivalent to $59.11 per share based on 44,491,071 shares outstanding)			$2,629,692,538

Institutional Shares (Equivalent to $59.38 per share based on 5,775,270 shares outstanding)			$342,959,122

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $37,396,424 or 1.26% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

See Notes to Financial Statements.	13

Baron Growth Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (96.58%)
Consumer Discretionary (22.47%)
	Apparel Retail (0.39%)
1,464,900	Companhia Hering SA (Brazil)[2]	$21,638,953	$26,917,588

	Apparel, Accessories & Luxury Goods (1.43%)
1,450,000	Under Armour, Inc., Cl A1	47,233,672	98,672,500

	Automotive Retail (0.34%)
200,000	CarMax, Inc.[1]	1,895,337	6,420,000
850,000	Penske Automotive Group, Inc.[1]	14,931,776	17,017,000

		16,827,113	23,437,000

	Casinos & Gaming (1.45%)
2,700,000	Penn National Gaming, Inc.[1]	75,975,993	100,062,000

	Distributors (1.52%)
4,350,000	LKQ Corp.[1]	57,463,126	104,835,000

	Education Services (5.82%)
4,667,005	Anhanguera Educacional Participacoes SA (Brazil)[2]	61,955,342	114,284,666
3,625,000	DeVry, Inc.[4]	60,704,873	199,628,750
675,000	Strayer Education, Inc.[4]	55,103,824	88,080,750

		177,764,039	401,994,166

	Home Improvement Retail (0.37%)
1,032,729	Lumber Liquidators Holdings, Inc.[1]	25,756,399	25,807,897

	Hotels, Resorts & Cruise Lines (1.69%)
3,000,000	Choice Hotels International, Inc.[4]	74,119,736	116,550,000

	Internet Retail (0.78%)
1,000,000	Blue Nile, Inc.[1,4]	32,886,089	53,990,000

	Leisure Facilities (1.42%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	92,644,000
430,600	Whistler Blackcomb Holdings, Inc. (Canada)[2]	5,253,307	5,218,721

		56,944,545	97,862,721

	Publishing (2.28%)
2,154,552	Morningstar, Inc.	62,871,270	125,782,746
3,350,000	The New York Times Co., Cl A1	32,346,583	31,724,500

		95,217,853	157,507,246

	Restaurants (2.08%)
825,000	Panera Bread Co., Cl A1	32,060,440	104,775,000
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	38,472,000

		50,623,213	143,247,000

	Specialty Stores (2.90%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	199,900,000

Total Consumer Discretionary		818,524,977	1,550,783,118

Consumer Staples (5.26%)
	Food Distributors (0.50%)
768,401	United Natural Foods, Inc.[1]	30,490,705	34,439,733

	Household Products (0.92%)
800,000	Church & Dwight Co., Inc.	29,177,096	63,472,000

	Packaged Foods & Meats (3.84%)
1,064,823	Diamond Foods, Inc.	38,931,996	59,417,123
4,000,000	Dole Food Co., Inc.[1]	48,959,106	54,520,000
1,107,649	Ralcorp Holdings, Inc.[1]	40,376,485	75,796,421
200,000	Seneca Foods Corp., Cl A1	4,400,000	5,974,000
1,225,000	TreeHouse Foods, Inc.[1]	47,319,599	69,665,750

		179,987,186	265,373,294

Total Consumer Staples		239,654,987	363,285,027

Shares		Cost	Value
Common Stocks (continued)
Energy (12.49%)
	Oil & Gas Drilling (1.00%)
1,000,000	Helmerich & Payne, Inc.	$22,564,231	$68,690,000

	Oil & Gas Equipment & Services (5.19%)
875,764	CARBO Ceramics, Inc.	59,006,928	123,587,816
1,388,272	Core Laboratories N.V.[2]	43,036,240	141,839,750
1,000,000	SEACOR Holdings, Inc. [1]	69,798,678	92,460,000

		171,841,846	357,887,566

	Oil & Gas Exploration & Production (4.38%)
1,600,000	Brigham Exploration Co.[1]	24,210,346	59,488,000
700,000	Concho Resources, Inc.[1]	20,053,293	75,110,000
2,000,000	Denbury Resources, Inc.[1]	11,237,573	48,800,000
247,191	Oasis Petroleum, Inc.[1]	3,460,674	7,816,180
1,500,000	SM Energy Co.	52,961,473	111,285,000

		111,923,359	302,499,180

	Oil & Gas Storage & Transportation (1.92%)
3,600,000	Southern Union Co.	48,544,865	103,032,000
814,751	Targa Resources Corp.	22,236,065	29,526,576

		70,780,930	132,558,576

Total Energy		377,110,366	861,635,322

Financials (10.72%)
	Asset Management & Custody Banks (1.29%)
500,000	Cohen & Steers, Inc.	6,508,018	14,840,000
1,500,000	Eaton Vance Corp.	26,667,458	48,360,000
925,000	Financial Engines, Inc.[1]	13,840,204	25,493,000

		47,015,680	88,693,000

	Consumer Finance (0.49%)
450,000	Green Dot Corp., Cl A1	24,088,302	19,309,500
1,385,188	NetSpend Holdings, Inc.[1]	16,889,173	14,572,178

		40,977,475	33,881,678

	Diversified REITs (0.14%)
470,000	American Assets Trust, Inc.	9,735,710	9,996,900

	Investment Banking & Brokerage (0.36%)
1,000,000	Jefferies Group, Inc.	9,859,745	24,940,000

	Life & Health Insurance (0.78%)
2,100,000	Primerica, Inc.	46,453,115	53,571,000

	Office REITs (1.72%)
135,500	Alexander’s, Inc.[5]	28,639,990	55,141,725
3,400,000	Douglas Emmett, Inc.	47,518,561	63,750,000

		76,158,551	118,891,725

	Regional Banks (0.36%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,6	25,000,000	24,750,000

	Reinsurance (2.01%)
1,400,000	Arch Capital Group, Ltd.[1,2]	41,487,457	138,866,000

	Residential REITs (0.29%)
600,000	American Campus Communities, Inc.	16,235,192	19,800,000

	Specialized Finance (2.25%)
4,222,433	MSCI, Inc., Cl A1	96,041,636	155,469,983

	Specialized REITs (1.03%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	60,426,750
400,000	LaSalle Hotel Properties	8,565,042	10,800,000

		38,234,563	71,226,750

Total Financials		447,199,124	740,087,036

14	See Notes to Financial Statements.

March 31, 2011	Baron Growth Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (continued)
Health Care (15.10%)
	Health Care Equipment (4.56%)
2,600,000	Edwards Lifesciences Corp.[1]	$36,868,520	$226,200,000
1,150,000	IDEXX Laboratories, Inc.[1]	38,825,384	88,803,000

		75,693,904	315,003,000

	Health Care Facilities (2.58%)
3,625,000	Community Health Systems, Inc.[1]	71,473,442	144,963,750
1,300,000	VCA Antech, Inc.[1]	34,889,375	32,734,000

		106,362,817	177,697,750

	Health Care Services (0.66%)
600,000	Chemed Corp.	21,302,479	39,966,000
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	5,676,250

		23,364,979	45,642,250

	Health Care Supplies (1.26%)
1,200,000	Gen-Probe, Inc.[1,5]	49,959,009	79,620,000
175,000	Neogen Corp.[1]	3,887,774	7,241,500

		53,846,783	86,861,500

	Health Care Technology (0.30%)
1,000,000	Allscripts Healthcare Solutions, Inc.[1]	16,782,598	20,990,000

	Life Sciences Tools & Services (3.41%)
1,000,000	Mettler-Toledo International, Inc.[1]	58,852,435	172,000,000
880,943	Techne Corp.	46,631,249	63,075,519

		105,483,684	235,075,519

	Managed Health Care (2.33%)
2,500,000	AMERIGROUP Corp.[1,4]	42,959,676	160,625,000

Total Health Care		424,494,441	1,041,895,019

Industrials (11.24%)
	Construction & Engineering (1.20%)
3,000,000	AECOM Technology Corp.[1]	65,871,334	83,190,000

	Diversified Support Services (2.49%)
2,075,000	Copart, Inc.[1]	51,478,764	89,909,750
2,900,000	Ritchie Bros. Auctioneers, Inc.[2]	66,712,065	81,635,000

		118,190,829	171,544,750

	Electrical Components & Equipment (0.95%)
3,243,578	Generac Holdings, Inc.[1]	43,195,908	65,812,198

	Environmental & Facilities Services (1.02%)
2,850,000	Tetra Tech, Inc.[1]	71,178,894	70,366,500

	Industrial Machinery (1.56%)
704,000	Middleby Corp.[1]	62,120,615	65,626,880
400,000	Valmont Industries, Inc.	32,589,034	41,748,000

		94,709,649	107,374,880

	Railroads (1.69%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	116,400,000

	Research & Consulting Services (1.52%)
939,811	CoStar Group, Inc.[1]	40,526,096	58,907,353
400,000	IHS, Inc., Cl A1	16,387,387	35,500,000
600,000	Mistras Group, Inc.[1]	7,563,468	10,326,000

		64,476,951	104,733,353

	Trading Companies & Distributors (0.50%)
500,000	MSC Industrial Direct Co., Inc., Cl A	17,821,237	34,235,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trucking (0.31%)
475,000	Landstar System, Inc.	$11,073,375	$21,698,000

Total Industrials		518,739,346	775,354,681

Information Technology (13.65%)
	Application Software (7.58%)
1,400,000	Advent Software, Inc.[1]	26,532,888	40,138,000
2,250,000	ANSYS, Inc.[1]	54,764,730	121,927,500
183,452	Blackboard, Inc.[1]	6,927,498	6,648,300
1,000,000	Concur Technologies, Inc.[1]	22,319,863	55,450,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	171,233,550
1,550,000	Pegasystems, Inc.	47,512,692	58,807,000
535,038	RealPage, Inc.[1]	13,417,979	14,836,604
2,423,656	SS&C Technologies Holdings, Inc.[1]	40,675,932	49,491,056
140,107	Synchronoss Technologies, Inc.[1]	4,625,396	4,868,718

		299,213,611	523,400,728

	Internet Software & Services (1.16%)
1,500,000	WebMD Health Corp., Cl A1	44,434,390	80,130,000

	IT Consulting & Other Services (3.68%)
372,572	Booz Allen Hamilton Holding Corp.[1]	6,504,476	6,710,021
925,000	Equinix, Inc.[1,5]	29,378,111	84,267,500
3,000,000	Gartner, Inc.[1]	49,076,692	125,010,000
465,734	MAXIMUS, Inc.	34,793,690	37,803,629

		119,752,969	253,791,150

	Systems Software (1.23%)
4,418,000	TOTVS SA (Brazil)[2]	60,197,679	84,834,043

Total Information Technology		523,598,649	942,155,921

Materials (2.85%)
	Diversified Metals & Mining (2.55%)
2,929,426	Molycorp, Inc.[1]	76,925,262	175,824,149

	Fertilizers & Agricultural Chemicals (0.30%)
601,920	Intrepid Potash, Inc.[1]	19,321,732	20,958,854

Total Materials		96,246,994	196,783,003

Telecommunication Services (0.52%)
	Wireless Telecommunication Services (0.52%)
900,000	SBA Communications Corp., Cl A1	3,361,183	35,712,000

Utilities (2.28%)
	Electric Utilities (2.28%)
2,250,000	ITC Holdings Corp.	69,934,399	157,275,000

Total Common Stocks		3,518,864,466	6,664,966,127

Private Equity Investments (0.35%)
Consumer Discretionary (0.22%)
	Hotels, Resorts & Cruise Lines (0.22%)
7,400,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,7	74,000,000	14,800,000

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Private Equity Investments (continued)
Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
176,224	Windy City Investments Holdings LLC[1,3,5,7]	$317,203	$643,217
2,198,950	Windy City Investments Holdings LLC[1,3,5,7]	8,313,795	8,443,967

Total Financials		8,630,998	9,087,184

Total Private Equity Investments		82,630,998	23,887,184

Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5,6]	0	489,187

Principal Amount
Short Term Investments (2.71%)
$186,957,745	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $186,957,797; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $184,559,550 and U.S. Treasury Note, 1.875% due 06/30/2015; Market value - $11,748,450)[6]	186,957,745	186,957,745

Total Investments (99.65%)		$3,788,453,209	6,876,300,243

Cash and Other Assets Less Liabilities (0.35%)			24,234,376

Net Assets			$6,900,534,619

Retail Shares (Equivalent to $56.03 per share based on 99,891,741 shares outstanding)			$5,596,701,625

Institutional Shares (Equivalent to $56.29 per share based on 23,162,844 shares outstanding)			$1,303,832,994

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $23,887,184 or 0.35% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 9 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2011, the market value of Rule 144A securities amounted to $24,750,000 or 0.36% of net assets.

16	See Notes to Financial Statements.

March 31, 2011	Baron Small Cap Fund

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (96.09%)
Consumer Discretionary (22.77%)
	Advertising (3.18%)
1,000,000	Arbitron, Inc.	$38,365,381	$40,030,000
1,225,000	Lamar Advertising Co., Cl A1	32,190,708	45,251,500
2,650,000	National CineMedia, Inc.	55,570,049	49,475,500

		126,126,138	134,757,000

	Apparel Retail (0.87%)
500,000	Rue21, Inc.[1]	14,319,347	14,400,000
750,000	Urban Outfitters, Inc.[1]	10,990,211	22,372,500

		25,309,558	36,772,500

	Apparel, Accessories & Luxury Goods (3.97%)
900,000	Fossil, Inc.[1]	24,044,725	84,285,000
3,900,000	Iconix Brand Group, Inc.[1,4,5]	62,609,371	83,772,000

		86,654,096	168,057,000

	Auto Parts & Equipment (0.62%)
617,200	Tenneco, Inc.[1]	25,137,939	26,200,140

	Casinos & Gaming (4.39%)
3,100,000	Penn National Gaming, Inc.[1]	81,039,972	114,886,000
750,000	WMS Industries, Inc.[1]	29,989,478	26,512,500
350,000	Wynn Resorts, Ltd.	3,263,528	44,537,500

		114,292,978	185,936,000

	Computer & Electronics Retail (0.47%)
1,500,000	hhgregg, Inc.[1]	25,839,828	20,085,000

	Education Services (1.25%)
250,000	Capella Education Co.[1]	8,668,802	12,447,500
308,808	Strayer Education, Inc.	27,539,086	40,296,356

		36,207,888	52,743,856

	Footwear (0.53%)
1,250,000	CROCS, Inc.[1]	22,107,582	22,300,000

	Home Improvement Retail (0.80%)
1,350,000	Lumber Liquidators Holdings, Inc.[1]	29,402,333	33,736,500

	Hotels, Resorts & Cruise Lines (1.14%)
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	6,456,600
20,000,000	Mandarin Oriental International, Ltd. (Singapore)[2]	40,047,095	41,800,000

		95,059,597	48,256,600

	Internet Retail (0.19%)
2,325,000	Vitacost.com, Inc.[1,3,4,8]	23,626,535	7,951,500

	Movies & Entertainment (3.25%)
1,500,000	Liberty Media Corp.[1]	24,179,193	110,505,000
1,000,000	Madison Square Garden, Inc., Cl A1	25,134,389	26,990,000

		49,313,582	137,495,000

	Restaurants (2.11%)
1,750,000	Bravo Brio Restaurant Group, Inc.[1,4]	27,508,913	30,957,500
950,000	Cheesecake Factory, Inc.[1]	18,719,871	28,585,500
1,750,000	Texas Roadhouse, Inc., Cl A	18,706,316	29,732,500

		64,935,100	89,275,500

Total Consumer Discretionary		724,013,154	963,566,596

Consumer Staples (0.67%)
	Food Distributors (0.37%)
350,000	United Natural Foods, Inc.[1]	12,770,088	15,687,000

	Soft Drinks (0.30%)
1,037,000	Primo Water Corp.[1,4]	13,922,993	12,703,250

Total Consumer Staples		26,693,081	28,390,250

Shares		Cost	Value
Common Stocks (continued)
Energy (9.37%)
	Oil & Gas Equipment & Services (3.12%)
500,000	CARBO Ceramics, Inc.	$34,457,138	$70,560,000
600,000	Core Laboratories N.V.[2]	23,095,109	61,302,000

		57,552,247	131,862,000

	Oil & Gas Exploration & Production (4.94%)
2,000,000	Brigham Exploration Co.[1]	21,988,814	74,360,000
700,000	Concho Resources, Inc.[1]	19,625,308	75,110,000
900,000	GeoResources, Inc.[1]	15,304,693	28,143,000
1,000,000	Oasis Petroleum, Inc.[1]	14,212,944	31,620,000

		71,131,759	209,233,000

	Oil & Gas Storage & Transportation (1.31%)
1,016,118	PAA Natural Gas Storage LP 3,8	21,532,500	23,441,842
201,995	PAA Natural Gas Storage LP	4,349,046	4,754,962
750,000	Targa Resources Corp.	17,965,719	27,180,000

		43,847,265	55,376,804

Total Energy		172,531,271	396,471,804

Financials (8.38%)
	Asset Management & Custody Banks (1.04%)
1,600,000	Financial Engines, Inc.[1]	24,999,594	44,096,000

	Consumer Finance (0.51%)
500,000	Green Dot Corp., Cl A1	25,279,603	21,455,000

	Office REITs (2.49%)
1,350,000	Corporate Office Properties Trust	47,245,258	48,789,000
750,000	SL Green Realty Corp.	17,178,705	56,400,000

		64,423,963	105,189,000

	Real Estate Services (1.01%)
1,600,000	CB Richard Ellis Group, Inc., Cl A1	7,842,478	42,720,000

	Regional Banks (0.58%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,8	25,000,000	24,750,000

	Residential REITs (0.56%)
2,000,000	Campus Crest Communities, Inc.[4]	25,137,765	23,660,000

	Specialized Finance (0.98%)
1,126,513	MSCI, Inc., Cl A1	25,427,990	41,478,209

	Specialized REITs (1.21%)
2,000,000	Chesapeake Lodging Trust[4]	35,285,655	34,820,000
750,000	Pebblebrook Hotel Trust	14,262,778	16,612,500

		49,548,433	51,432,500

Total Financials		247,659,826	354,780,709

Health Care (11.53%)
	Health Care Equipment (3.63%)
700,000	IDEXX Laboratories, Inc.[1]	22,713,021	54,054,000
150,000	Intuitive Surgical, Inc.[1]	2,175,000	50,019,000
1,500,000	Masimo Corp.	33,862,646	49,650,000

		58,750,667	153,723,000

	Health Care Facilities (3.40%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	99,400,000
1,750,000	Emeritus Corp.[1]	50,131,389	44,555,000

		118,528,208	143,955,000

	Health Care Supplies (1.18%)
750,000	Gen-Probe, Inc.[1,5]	31,517,368	49,762,500

See Notes to Financial Statements.	17

Baron Small Cap Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (3.32%)
600,000	Covance, Inc.[1]	$21,774,270	$32,832,000
1,164,916	Luminex Corp.[1]	19,283,188	21,853,824
500,000	Mettler-Toledo International, Inc.[1]	31,248,358	86,000,000

		72,305,816	140,685,824

Total Health Care		281,102,059	488,126,324

Industrials (19.78%)
	Aerospace & Defense (3.25%)
2,000,000	KEYW Holding Corp.[1,4]	23,283,711	24,560,000
1,350,000	TransDigm Group, Inc.[1]	35,096,586	113,170,500

		58,380,297	137,730,500

	Building Products (0.43%)
559,100	Trex Co., Inc.[1]	15,259,090	18,237,842

	Construction & Farm Machinery & Heavy Trucks (1.30%)
1,750,000	Accuride Corp.[1]	25,842,449	24,307,500
450,000	Wabtec Corp.	13,589,577	30,523,500

		39,432,026	54,831,000

	Diversified Support Services (1.33%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	37,985,919	56,300,000

	Electrical Components & Equipment (1.36%)
1,000,000	Polypore International, Inc.[1]	34,229,960	57,580,000

	Environmental & Facilities Services (5.41%)
850,000	Clean Harbors, Inc.[1]	44,961,979	83,861,000
2,000,000	Covanta Holding Corp.	29,064,108	34,160,000
1,000,000	Tetra Tech, Inc.[1]	25,773,708	24,690,000
3,000,000	Waste Connections, Inc.	54,338,355	86,370,000

		154,138,150	229,081,000

	Human Resource & Employment Services (0.98%)
750,000	Towers Watson & Co., Cl A	29,383,852	41,595,000

	Industrial Machinery (2.95%)
1,100,000	Graco, Inc.	25,662,211	50,039,000
650,000	Nordson Corp.	42,812,852	74,789,000

		68,475,063	124,828,000

	Railroads (1.24%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	52,380,000

	Research & Consulting Services (1.53%)
1,250,000	Huron Consulting Group, Inc.[1,4]	40,540,236	34,612,500
1,750,000	Mistras Group, Inc.[1,4]	20,709,995	30,117,500

		61,250,231	64,730,000

Total Industrials		521,726,786	837,293,342

Information Technology (15.11%)
	Application Software (3.33%)
1,200,000	Advent Software, Inc.[1]	16,654,197	34,404,000
2,000,000	RealPage, Inc.[1]	39,823,030	55,460,000
282,100	Synchronoss Technologies, Inc.[1]	9,489,553	9,802,975
700,000	Ultimate Software Group, Inc.[1]	17,611,028	41,125,000

		83,577,808	140,791,975

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (0.83%)
1,000,000	FleetCor Technologies, Inc.[1]	$25,103,188	$32,660,000
50,000	Wright Express Corp.[1]	2,239,329	2,592,000

		27,342,517	35,252,000
	Electronic Components (0.75%)
701,000	Rogers Corp.[1]	30,677,256	31,587,060

	Electronic Equipment & Instruments (2.39%)
1,500,000	FLIR Systems, Inc.	10,094,186	51,915,000
1,500,000	National Instruments Corp.	29,401,075	49,155,000

		39,495,261	101,070,000

	Electronic Manufacturing Services (0.60%)
1,200,000	Mercury Computer Systems, Inc.[1]	21,896,957	25,392,000

	Internet Software & Services (0.46%)
1,000,000	AOL, Inc.[1]	23,050,041	19,530,000

	IT Consulting & Other Services (4.96%)
875,000	Equinix, Inc.[1,5]	55,025,037	79,712,500
2,250,000	Gartner, Inc.[1]	41,942,702	93,757,500
1,250,000	Telvent GIT SA (Spain)[1,2]	40,609,861	36,387,500

		137,577,600	209,857,500

	Semiconductor Equipment (0.49%)
750,000	Rubicon Technology, Inc.[1,6]	9,965,838	20,760,000

	Semiconductors (0.72%)
800,000	Power Integrations, Inc.	29,237,460	30,664,000

	Technology Distributors (0.58%)
350,000	Anixter International, Inc.[1]	16,167,504	24,461,500

Total Information Technology		418,988,242	639,366,035

Materials (4.31%)
	Construction Materials (0.43%)
600,000	Eagle Materials, Inc.	10,395,269	18,156,000

	Diversified Metals & Mining (1.88%)
3,500,000	Globe Specialty Metals, Inc.	36,717,668	79,660,000

	Specialty Chemicals (2.00%)
1,500,000	Kraton Performance Polymers, Inc.[1]	41,079,391	57,375,000
1,000,000	Nalco Holding Co.	17,014,844	27,310,000

		58,094,235	84,685,000

Total Materials		105,207,172	182,501,000

Telecommunication Services (3.80%)
	Wireless Telecommunication Services (3.80%)
1,000,000	American Tower Corp., Cl A1	3,440,020	51,820,000
2,750,000	SBA Communications Corp., Cl A1	26,849,041	109,120,000

Total Telecommunication Services		30,289,061	160,940,000

Utilities (0.37%)

	Electric Utilities (0.37%)
225,000	ITC Holdings Corp.	9,427,959	15,727,500

Total Common Stocks		2,537,638,611	4,067,163,560

18	See Notes to Financial Statements.

March 31, 2011	Baron Small Cap Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Private Equity Investments (0.17%)
Consumer Discretionary (0.17%)
	Hotels, Resorts & Cruise Lines (0.17%)
3,500,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,9	$35,000,000	$7,000,000

Warrants (0.01%)

Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp.[1,5,8]	0	489,188

Principal Amount
Short Term Investments (3.81%)
$147,367,970	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $147,368,011; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $17,154,113 and U.S. Treasury Note, 2.625% due 11/15/2020; Market value - $137,582,550)[8]	147,367,970	147,367,970
14,000,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $14,000,004; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $14,703,525)[7,8]	14,000,000	14,000,000

Total Short Term Investments		161,367,970	161,367,970

Total Investments (100.08%)		$2,734,006,581	4,236,020,718

Liabilities Less Cash and Other Assets (-0.08%)			(3,577,872)

Net Assets			$4,232,442,846

Retail Shares (Equivalent to $26.17 per share based on 140,785,444 shares outstanding)			$3,685,012,145

Institutional Shares (Equivalent to $26.29 per share based on 20,821,059 shares outstanding)			$547,430,701

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $38,393,342 or 0.91% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 9 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	All or a portion of this security is on loan. The value of all securities loaned at March 31, 2011 amounted to $13,840,000, which is 0.33% of net assets. See Note 2d regarding Securities Lending.
[7]	Represents security purchased with the cash collateral received for security on loan.
[8]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2011, the market value of Rule 144A securities amounted to $24,750,000 or 0.58% of net assets.

See Notes to Financial Statements.	19

Baron Opportunity Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (96.00%)
Consumer Discretionary (15.56%)
	Advertising (3.24%)
175,500	Lamar Advertising Co., Cl A1	$5,581,388	$6,482,970
198,500	National CineMedia, Inc.	3,524,779	3,705,995

		9,106,167	10,188,965

	Auto Parts & Equipment (1.02%)
105,500	Gentex Corp.	3,032,498	3,191,375

	Automotive Retail (1.01%)
98,500	CarMax, Inc.[1]	2,467,463	3,161,850

	Broadcasting (1.97%)
175,500	Discovery Communications, Inc., Series C1	6,514,899	6,179,355

	Casinos & Gaming (0.99%)
88,000	WMS Industries, Inc.[1]	3,353,035	3,110,800

	Internet Retail (5.39%)
29,500	Amazon.com, Inc.[1]	3,048,952	5,313,835
85,100	Blue Nile, Inc.[1]	3,704,608	4,594,549
11,000	priceline.com, Inc.[1]	2,142,513	5,570,840
425,000	Vitacost.com, Inc.[1,3,5]	4,243,836	1,453,500

		13,139,909	16,932,724

	Movies & Entertainment (1.94%)
82,500	Liberty Media Corp.[1]	3,979,823	6,077,775

Total Consumer Discretionary		41,593,794	48,842,844

Energy (6.69%)
	Oil & Gas Equipment & Services (4.90%)
64,000	CARBO Ceramics, Inc.	4,387,341	9,031,680
350,000	RigNet, Inc.[1]	4,200,000	6,363,000

		8,587,341	15,394,680

	Oil & Gas Exploration & Production (1.79%)
177,500	Oasis Petroleum, Inc.[1]	2,650,115	5,612,550

Total Energy		11,237,456	21,007,230

Financials (8.01%)
	Asset Management & Custody Banks (1.05%)
120,000	Financial Engines, Inc.[1]	1,567,980	3,307,200

	Consumer Finance (1.97%)
64,746	Green Dot Corp., Cl A1	3,218,476	2,778,251
323,000	NetSpend Holdings, Inc.[1]	3,885,645	3,397,960

		7,104,121	6,176,211

	Diversified Real Estate Activities (1.01%)
98,000	Brookfield Asset Management, Inc., Cl A2	2,806,491	3,181,080

	Investment Banking & Brokerage (1.41%)
245,000	Charles Schwab Corp.	3,614,887	4,417,350

	Specialized Finance (2.57%)
219,100	MSCI, Inc., Cl A1	5,788,659	8,067,262

Total Financials		20,882,138	25,149,103

Health Care (9.96%)
	Health Care Equipment (3.92%)
13,500	Intuitive Surgical, Inc.[1]	3,532,053	4,501,710
235,500	Masimo Corp.	6,173,492	7,795,050

		9,705,545	12,296,760

	Health Care Services (1.16%)
44,500	HMS Holdings Corp.[1]	2,315,560	3,642,325

	Health Care Supplies (0.84%)
40,000	Gen-Probe, Inc.[1,4]	1,985,224	2,654,000

	Health Care Technology (2.04%)
305,000	Allscripts Healthcare Solutions, Inc.[1]	5,273,019	6,401,950

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.00%)
44,000	Illumina, Inc.[1]	$1,758,168	$3,083,080
169,610	Luminex Corp.[1]	2,841,892	3,181,884

		4,600,060	6,264,964

Total Health Care		23,879,408	31,259,999

Industrials (7.52%)
	Electrical Components & Equipment (2.52%)
137,500	Polypore International, Inc.[1]	4,462,895	7,917,250

	Environmental & Facilities Services (1.87%)
237,500	Tetra Tech, Inc.[1]	5,380,115	5,863,875

	Research & Consulting Services (3.13%)
92,886	CoStar Group, Inc.[1]	3,485,390	5,822,094
45,000	IHS, Inc., Cl A1	1,812,898	3,993,750

		5,298,288	9,815,844

Total Industrials		15,141,298	23,596,969

Information Technology (39.76%)
	Application Software (14.04%)
144,010	ANSYS, Inc.[1]	4,813,005	7,803,902
57,000	BroadSoft, Inc.[1]	1,254,000	2,718,330
50,000	Citrix Systems, Inc.[1]	1,673,926	3,673,000
44,000	FactSet Research Systems, Inc.	2,649,117	4,608,120
66,000	Informatica Corp.[1]	1,633,852	3,447,180
167,265	Pegasystems, Inc.	4,853,502	6,346,034
256,610	RealPage, Inc.[1]	5,491,014	7,115,796
15,000	Salesforce.com, Inc.[1]	1,800,868	2,003,700
82,000	SuccessFactors, Inc.[1]	1,685,328	3,205,380
90,655	Synchronoss Technologies, Inc.[1]	3,050,435	3,150,261

		28,905,047	44,071,703

	Communications Equipment (4.36%)
150,500	Polycom, Inc.[1]	6,205,799	7,803,425
66,000	QUALCOMM, Inc.	2,472,314	3,618,780
60,500	Riverbed Technology, Inc.[1]	808,999	2,277,825

		9,487,112	13,700,030

	Computer Hardware (2.83%)
25,500	Apple, Inc.[1]	2,547,251	8,885,475

	Home Entertainment Software (1.24%)
355,000	Activision Blizzard, Inc.	3,211,032	3,894,350

	Internet Software & Services (7.21%)
270,500	AOL, Inc.[1]	6,375,549	5,282,865
8,150	Google, Inc., Cl A1	4,829,491	4,777,612
140,000	LivePerson, Inc.[1]	1,483,223	1,769,600
570,241	TechTarget, Inc.[1]	2,559,167	5,080,847
107,500	WebMD Health Corp., Cl A1	3,503,624	5,742,650

		18,751,054	22,653,574

	IT Consulting & Other Services (7.63%)
126,500	Equinix, Inc.[1,4]	6,861,352	11,524,150
298,144	Gartner, Inc.[1]	6,163,336	12,423,660

		13,024,688	23,947,810

	Systems Software (2.45%)
235,000	TOTVS SA (Brazil)[2]	2,170,536	4,512,449
39,000	VMware, Inc., Cl A1	3,134,264	3,180,060

		5,304,800	7,692,509

Total Information Technology		81,230,984	124,845,451

20	See Notes to Financial Statements.

March 31, 2011	Baron Opportunity Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (continued)
Materials (1.43%)
	Diversified Metals & Mining (1.43%)
75,000	Molycorp, Inc.[1]	$3,750,000	$4,501,500

Telecommunication Services (7.07%)
	Wireless Telecommunication Services (7.07%)
264,000	NII Holdings, Inc.[1]	11,749,585	11,000,880
282,000	SBA Communications Corp., Cl A1	6,401,980	11,189,760

Total Telecommunication Services		18,151,565	22,190,640

Total Common Stocks		215,866,643	301,393,736

Principal Amount
Short Term Investments (4.00%)
$ 12,555,053	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $12,555,056; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $13,182,825)[5]	12,555,053	12,555,053

Total Investments (100.00%)		$228,421,696	313,948,789

Cash And Other Assets Less Liabilities (0.00%)			12,187

Net Assets			$313,960,976

Retail Shares (Equivalent to $15.47 per share based on 17,123,203 shares outstanding)			$264,969,989

Institutional Shares (Equivalent to $15.55 per share based on 3,150,622 shares outstanding)			$48,990,987

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2011, the market value of restricted and fair valued securities amounted to $1,453,500 or 0.46% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.

See Notes to Financial Statements.	21

Baron Fifth Avenue Growth Fund	March 31, 2011

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2011

Shares		Cost	Value
Common Stocks (99.24%)
Consumer Discretionary (30.01%)
	Auto Parts & Equipment (1.67%)
8,300	BorgWarner, Inc.[1]	$507,407	$661,427

	Automobile Manufacturers (3.29%)
87,500	Ford Motor Co.[1]	1,142,158	1,304,625

	Broadcasting (1.54%)
15,300	Discovery Communications, Inc., Cl A1	483,843	610,470

	Casinos & Gaming (2.08%)
6,500	Wynn Resorts, Ltd.	790,105	827,125

	General Merchandise Stores (0.75%)
6,000	Target Corp.	223,394	300,060

	Home Improvement Retail (2.10%)
22,500	Home Depot, Inc.	688,825	833,850

	Hotels, Resorts & Cruise Lines (8.36%)
30,000	Carnival Corp.[2]	1,137,266	1,150,800
18,100	Hyatt Hotels Corp., Cl A1	480,441	779,024
13,500	Starwood Hotels & Resorts Worldwide, Inc.	809,302	784,620
19,000	Wyndham Worldwide Corp.	577,123	604,390

		3,004,132	3,318,834

	Household Appliances (2.01%)
10,400	Stanley Black & Decker, Inc.	790,951	796,640

	Internet Retail (2.68%)
5,900	Amazon.com, Inc.[1]	558,005	1,062,767

	Movies & Entertainment (4.52%)
17,400	Liberty Media Corp.[1]	789,329	1,281,858
11,000	Viacom, Inc.	374,518	511,720

		1,163,847	1,793,578

	Restaurants (1.01%)
5,300	McDonald’s Corp.	302,639	403,277

Total Consumer Discretionary		9,655,306	11,912,653

Consumer Staples (1.05%)
	Hypermarkets & Super Centers (1.05%)
5,700	Costco Wholesale Corp.	259,220	417,924

Energy (10.03%)
	Integrated Oil & Gas (3.58%)
13,600	Occidental Petroleum Corp.	1,062,802	1,421,064

	Oil & Gas Equipment & Services (3.64%)
29,000	Halliburton Co.	946,210	1,445,360

	Oil & Gas Exploration & Production (2.81%)
8,500	Apache Corp.	1,029,744	1,112,820

Total Energy		3,038,756	3,979,244

Financials (10.67%)
	Consumer Finance (1.59%)
14,000	American Express Co.	246,807	632,800

	Diversified Banks (2.48%)
31,000	Wells Fargo & Company	829,979	982,700

	Diversified Real Estate Activities (2.04%)
25,000	Brookfield Asset Management, Inc., Cl A2	794,158	811,500

	Investment Banking & Brokerage (1.00%)
2,500	Goldman Sachs Group, Inc.	317,499	396,175

	Other Diversified Financial Services (2.61%)
22,500	JPMorgan Chase & Co.	723,333	1,037,250

	Property & Casualty Insurance (0.95%)
3	Berkshire Hathaway, Inc., Cl A1	224,597	375,900

Total Financials		3,136,373	4,236,325

Shares		Cost	Value
Common Stocks (continued)
Health Care (7.60%)
	Health Care Distributors (1.99%)
10,000	McKesson Corp.	$690,377	$790,500

	Health Care Equipment (3.28%)
3,900	Intuitive Surgical, Inc.[1]	1,027,675	1,300,494

	Health Care Services (1.54%)
11,000	Express Scripts, Inc.[1]	496,455	611,710

	Life Sciences Tools & Services (0.79%)
6,000	Life Technologies Corp.[1]	297,181	314,520

Total Health Care		2,511,688	3,017,224

Industrials (17.95%)
	Air Freight & Logistics (3.30%)
14,000	FedEx Corp.	1,123,413	1,309,700

	Environmental & Facilities Services (1.59%)
21,000	Republic Services, Inc.	377,505	630,840

	Industrial Conglomerates (4.28%)
10,500	3M Co.	868,665	981,750
16,000	Tyco International, Ltd.[2]	729,967	716,320

		1,598,632	1,698,070

	Industrial Machinery (2.62%)
20,000	Danaher Corp.	1,015,533	1,038,000

	Railroads (1.92%)
14,000	Kansas City Southern[1]	746,562	762,300

	Research & Consulting Services (1.51%)
22,000	Nielsen Holdings NV1,2	540,224	600,820

	Trading Companies & Distributors (2.73%)
16,700	Fastenal Co.	618,899	1,082,661

Total Industrials		6,020,768	7,122,391

Information Technology (13.02%)
	Application Software (2.64%)
8,500	ANSYS, Inc.[1]	467,096	460,615
8,000	Citrix Systems, Inc.[1]	317,016	587,680

		784,112	1,048,295

	Communications Equipment (1.83%)
14,000	Polycom, Inc.[1]	575,861	725,900

	Computer Hardware (3.51%)
4,000	Apple, Inc.[1]	159,843	1,393,800

	Internet Software & Services (2.51%)
1,700	Google, Inc., Cl A1	446,222	996,557

	IT Consulting & Other Services (2.53%)
11,000	Equinix, Inc.[1,3]	805,487	1,002,100

Total Information Technology		2,771,525	5,166,652

Materials (3.42%)
	Fertilizers & Agricultural Chemicals (3.42%)
23,000	Potash Corp. of Saskatchewan, Inc.[2]	1,324,696	1,355,390

Telecommunication Services (5.49%)
	Wireless Telecommunication Services (5.49%)
22,700	American Tower Corp., Cl A1	385,492	1,176,314
24,100	NII Holdings, Inc.[1]	729,381	1,004,247

Total Telecommunication Services		1,114,873	2,180,561

Total Common Stocks		29,833,205	39,388,364

22	See Notes to Financial Statements.

March 31, 2011	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2011

Principal Amount		Cost	Value
Short Term Investments (1.03%)
$ 409,150	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2011, 0.01% due 04/01/2011; Proceeds at maturity - $409,150; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value - $431,550)[4]	$409,150	$409,150

Total Investments (100.27%)		$30,242,355	39,797,514

Liabilities Less Cash and Other Assets (-0.27%)			(106,477)

Net Assets			$39,691,037

Retail Shares (Equivalent to $10.41 per share based on 2,680,731 shares outstanding)			$27,917,808

Institutional Shares (Equivalent to $10.43 per share based on 1,128,842 shares outstanding)			$11,773,229

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

See Notes to Financial Statements.	23

Baron Funds	March 31, 2011

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

MARCH 31, 2011

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Assets:
Investments in securities, at cost
Unaffiliated investments	$1,627,190,836	$3,452,425,000	$2,406,368,905	$228,421,696	$30,242,355
“Affiliated” investments	—	336,028,209	327,637,676	—	—
Foreign currency, at cost	—	—	—	1,071,929	—

Investments in securities, at value
Unaffiliated investments	$2,960,978,544	$6,126,309,743	$3,946,409,868	$313,948,789	$39,797,514
“Affiliated” investments	—	749,990,500	289,610,850	—	—
Foreign currency, at value	—	—	—	1,094,963	—
Cash	—	—	497,696	—	—
Receivable for securities sold	29,357,588	38,644,832	13,674,468	—	364,425
Receivable for shares sold	1,585,444	8,465,790	6,973,919	619,189	50
Dividends and interest receivable	1,258,597	3,051,342	2,581,797	118,705	16,978
Prepaid expenses	44,044	97,566	59,408	4,448	605

	2,993,224,217	6,926,559,773	4,259,808,006	315,786,094	40,179,572

Liabilities:
Payable for securities purchased	13,104,274	12,880,439	7,885,949	1,696,759	247,258
Payable for shares redeemed	7,262,654	12,899,643	5,306,485	78,337	189,721
Payable for collateral on loaned securities	—	—	14,000,000	—	—
Distribution fees payable (Note 4)	964	212	271	995	74
Investment advisory fees payable (Note 4)	329	945	102	399	615
Accrued expenses and other payables	204,336	243,915	172,353	48,628	50,867

	20,572,557	26,025,154	27,365,160	1,825,118	488,535

Net Assets	$2,972,651,660	$6,900,534,619	$4,232,442,846	$313,960,976	$39,691,037

Net Assets consist of:
Paid-in capital	$1,520,783,581	$4,153,215,187	$2,781,665,891	$244,870,955	$35,106,263
Accumulated net investment loss	(886,163)	(11,800,163)	(8,118,431)	(1,430,606)	(86,045)
Accumulated net realized gain (loss) on investments and foreign currency transactions	118,877,680	(328,747,546)	(43,118,751)	(15,030,570)	(4,884,340)
Net unrealized appreciation of investments and foreign currency translations	1,333,876,562	3,087,867,141	1,502,014,137	85,551,197	9,555,159

Net Assets	$2,972,651,660	$6,900,534,619	$4,232,442,846	$313,960,976	$39,691,037

Retail Shares:
Net Assets	$2,629,692,538	$5,596,701,625	$3,685,012,145	$264,969,989	$27,917,808

Shares Outstanding ($0.01 par value; indefinite shares authorized)	44,491,071	99,891,741	140,785,444	17,123,203	2,680,731

Net Asset Value Per Share	$59.11	$56.03	$26.17	$15.47	$10.41

Institutional Shares:
Net Assets	$342,959,122	$1,303,832,994	$547,430,701	$48,990,987	$11,773,229

Shares Outstanding ($0.01 par value; indefinite shares authorized)	5,775,270	23,162,844	20,821,059	3,150,622	1,128,842

Net Asset Value Per Share	$59.38	$56.29	$26.29	$15.55	$10.43

24	See Notes to Financial Statements.

March 31, 2011	Baron Funds

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED MARCH 31, 2011

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Investment income:
Income:
Dividends — unaffiliated investments	$17,874,382	$28,396,938	$13,233,290	$541,667	$158,200
Dividends — “affiliated” investments	—	2,895,000	1,174,855	—	—
Interest	2,641	11,473	13,038	1,345	85
Securities lending income	—	—	1,627,226	—	—
Foreign taxes withheld on dividends	(69,285)	(238,226)	(90,900)	(9,881)	(759)

Total income	17,807,738	31,065,185	15,957,509	533,131	157,526

Expenses:
Investment advisory fees (Note 4)	14,371,170	31,053,553	18,763,409	1,404,301	178,486
Distribution fees — Retail Shares (Note 4)	3,221,433	6,483,284	4,198,926	303,783	35,337
Shareholder servicing agent fees and expenses — Retail Shares	370,165	543,725	279,100	69,335	16,655
Shareholder servicing agent fees and expenses — Institutional Shares	13,353	31,690	18,805	5,713	4,758
Reports to shareholders	461,250	921,000	461,000	69,600	4,800
Custodian fees	67,526	255,685	114,615	18,463	12,928
Registration and filing fees	66,040	127,280	88,400	31,300	19,102
Professional fees	37,660	46,040	44,355	20,245	15,467
Trustee fees and expenses	29,705	66,610	39,225	2,785	301
Insurance expense	27,480	55,770	31,675	2,056	370
Line of credit fees	13,445	28,938	21,645	2,156	74
Administration fees	13,211	13,229	13,239	13,242	13,239
Miscellaneous expenses	1,324	660	1,313	1,295	474

Total operating expenses	18,693,762	39,627,464	24,075,707	1,944,274	301,991
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—	(42,901)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—	(15,519)

Net expenses	18,693,762	39,627,464	24,075,707	1,944,274	243,571

Net investment loss	(886,024)	(8,562,279)	(8,118,198)	(1,411,143)	(86,045)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — unaffiliated investments	139,658,931	315,693,922	196,079,455	18,263,795	1,942,565
Net realized gain (loss) on investments sold — “affiliated” investments	—	4,944,098	(7,093,396)	—	—
Net realized gain (loss) on foreign currency transactions	(238,564)	(336,119)	46,888	(30,087)	—
Net change in unrealized appreciation (depreciation) of:
Investments	420,573,200	1,136,585,346	659,053,027	37,213,290	3,028,508
Foreign currency translations	89,498	54,117	—	27,305	—

Net gain on investments	560,083,065	1,456,941,364	848,085,974	55,474,303	4,971,073

Net increase in net assets resulting from operations	$559,197,041	$1,448,379,085	$839,967,776	$54,063,160	$4,885,028

See Notes to Financial Statements.	25

Baron Funds	March 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(886,024)	$(16,233,373)	$(8,562,279)	$(42,659,922)	$(8,118,198)	$(9,032,335)
Net realized gain	139,420,367	136,058,815	320,301,901	304,297,845	189,032,947	64,475,450
Net change in unrealized appreciation	420,662,698	210,617,413	1,136,639,463	444,421,437	659,053,027	404,476,969

Increase in net assets resulting from operations	559,197,041	330,442,855	1,448,379,085	706,059,360	839,967,776	459,920,084

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—	—	—
Net realized gain on investments — Retail Shares	(36,608,080)	—	—	—	—	—
Net realized gain on investments — Institutional Shares	(4,102,537)	—	—	—	—	—

Decrease in net assets from distributions to shareholders	(40,710,617)	—	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	117,693,722	224,265,797	452,186,929	746,354,955	425,437,626	679,023,936
Proceeds from the sale of shares — Institutional Shares	73,713,736	168,923,207	418,423,710	563,438,929	245,738,054	189,233,455
Net asset value of shares issued in reinvestment of distributions — Retail Shares	35,501,226	—	—	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	3,978,079	—	—	—	—	—
Cost of shares redeemed — Retail Shares	(412,980,531)	(761,692,547)	(907,668,266)	(1,585,246,632)	(525,904,859)	(799,844,198)
Cost of shares redeemed — Institutional Shares	(30,739,819)	(29,831,857)	(82,462,373)	(132,155,594)	(45,861,294)	(44,072,065)

Increase (decrease) in net assets derived from capital share transactions	(212,833,587)	(398,335,400)	(119,520,000)	(407,608,342)	99,409,527	24,341,128

Increase (decrease) in net assets	305,652,837	(67,892,545)	1,328,859,085	298,451,018	939,377,303	484,261,212

Net Assets:
Beginning of period	2,666,998,823	2,734,891,368	5,571,675,534	5,273,224,516	3,293,065,543	2,808,804,331

End of period	$2,972,651,660	$2,666,998,823	$6,900,534,619	$5,571,675,534	$4,232,442,846	$3,293,065,543

Accumulated net investment loss at end of period	$(886,163)	$(139)	$(11,800,163)	$(3,237,884)	$(8,118,431)	$(233)

Capital share transactions — Retail Shares
Shares sold	2,133,972	4,780,268	8,905,733	17,750,705	17,881,934	34,762,177
Shares issued in reinvestment of distributions	647,714	—	—	—	—	—
Shares redeemed	(7,494,843)	(16,383,474)	(18,162,699)	(37,689,809)	(22,158,722)	(41,102,342)

Net decrease	(4,713,157)	(11,603,206)	(9,256,966)	(19,939,104)	(4,276,788)	(6,340,165)

Capital share transactions — Institutional Shares
Shares sold	1,345,544	3,667,754	8,379,412	13,377,072	10,273,986	9,732,391
Shares issued in reinvestment of distributions	72,289	—	—	—	—	—
Shares redeemed	(554,240)	(640,409)	(1,589,695)	(3,120,094)	(1,903,286)	(2,254,943)

Net increase	863,593	3,027,345	6,789,717	10,256,978	8,370,700	7,477,448

26	See Notes to Financial Statements.

March 31, 2011	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,411,143)	$(1,993,908)	$(86,045)	$(111,553)
Net realized gain	18,233,708	22,385,513	1,942,565	1,433,374
Net change in unrealized appreciation	37,240,595	14,971,347	3,028,508	1,583,629

Increase in net assets resulting from operations	54,063,160	35,362,952	4,885,028	2,905,450

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	(80,564)
Net investment income — Institutional Shares	—	—	—	(56,411)
Net realized gain on investments — Retail Shares	—	—	—	—
Net realized gain on investments — Institutional Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	(136,975)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	43,080,428	78,995,110	1,083,324	4,189,500
Proceeds from the sale of shares — Institutional Shares	17,463,789	12,959,240	256,786	200,163
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	78,269
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	56,029
Cost of shares redeemed — Retail Shares	(39,439,219)	(39,337,833)	(5,602,855)	(10,183,753)
Cost of shares redeemed — Institutional Shares	(1,183,597)	(1,642,355)	(299,679)	(62,551)

Increase (decrease) in net assets derived from capital share transactions	19,921,401	50,974,162	(4,562,424)	(5,722,343)
Redemption fees	—	16,915	—	—

Increase (decrease) in net assets	73,984,561	86,354,029	322,604	(2,953,868)

Net Assets:
Beginning of period	239,976,415	153,622,386	39,368,433	42,322,301

End of period	$313,960,976	$239,976,415	$39,691,037	$39,368,433

Accumulated net investment loss at end of period	$(1,430,606)	$(19,463)	$(86,045)	$—

Capital share transactions — Retail Shares
Shares sold	3,036,600	6,745,648	107,419	469,269
Shares issued in reinvestment of distributions	—	—	—	9,017
Shares redeemed	(2,723,179)	(3,379,698)	(570,482)	(1,146,786)

Net increase (decrease)	313,421	3,365,950	(463,063)	(668,500)

Capital share transactions — Institutional Shares
Shares sold	1,234,932	1,109,542	26,748	22,877
Shares issued in reinvestment of distributions	—	—	—	6,463
Shares redeemed	(79,518)	(142,959)	(29,170)	(6,922)

Net increase (decrease)	1,155,414	966,583	(2,422)	22,418

See Notes to Financial Statements.	27

Baron Funds	March 31, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of the issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of regular session trading (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in

March 31, 2011	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

d) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2011, Baron Small Cap Fund had securities on loan with a value of $13,840,000 and held $14,000,000 of short-term investments as collateral for these loans. For the six months ended March 31, 2011, Baron Small Cap Fund had securities lending income of $1,627,226 which is included in the Statements of Operations.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

g) Restricted Securities. The Funds may invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

Baron Funds	March 31, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

h) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, partnership basis adjustments and wash sale losses deferred.

i) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2011 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$305,186,366	$558,298,394
Baron Growth Fund	396,731,263	721,319,120
Baron Small Cap Fund	633,461,220	583,754,839
Baron Opportunity Fund	89,943,143	70,429,406
Baron Fifth Avenue Growth Fund	15,107,018	19,186,822

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. BAMCO, Inc. (the “Adviser”), a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund equal to 0.90% per annum for daily net assets under $1 billion, 0.85% per annum for daily net assets greater than $1 billion but less than $2 billion and 0.80% per annum for daily net assets greater than $2 billion. For Baron Opportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee, until January 28, 2012, to the extent required to limit the net operating expense ratio (excluding portfolio transaction costs, interest and extraordinary expenses) to 1.50% and 1.30% of average daily net assets of the Retail Shares, and 1.25% and 1.05% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Retail Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee payable monthly equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds in that capacity.

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (the “Custodian”) to perform accounting and certain administrative services. The Custodian is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT

The Funds participate in a committed line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100 million. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the higher of the Federal Funds Rate or the Overnight Libor Rate plus a margin of 1.00%. A commitment fee of 0.12% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the six months ended March 31, 2011, there were no loans outstanding under the line of credit.

March 31, 2011	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

6. RESTRICTED SECURITIES

At March 31, 2011, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2011, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	09/27/06	$10,400,000
Windy City Investments Holdings LLC	11/13/07	25,085,533
Windy City Investments Holdings LLC	01/27/11	1,910,891

Total Restricted Securities:
(Cost $86,581,904) (1.26% of Net Assets)		$37,396,424

	Baron Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	09/27/06	$14,800,000
Windy City Investments Holdings LLC	11/13/07	8,443,967
Windy City Investments Holdings LLC	01/27/11	643,217

Total Restricted Securities:
(Cost $82,630,998) (0.35% of Net Assets)		$23,887,184

	Baron Small Cap Fund
Name of Issuer	Acquisition Date	Value
Common Stocks
PAA Natural Gas Storage LP	02/08/11	$23,441,842
Vitacost.com, Inc.	09/23/09	7,951,500
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	09/27/06	7,000,000

Total Restricted Securities:
(Cost $80,159,035) (0.91% of Net Assets)		$38,393,342

	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value
Common Stocks
Vitacost.com, Inc.	09/23/09	$1,453,500

Total Restricted Securities:
(Cost $4,243,836) (0.46% of Net Assets)		$1,453,500

Baron Funds	March 31, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,896,802,034	$—	$—	$2,896,802,034
Private Equity Investments†	—	—	37,396,424	37,396,424
Short Term Investments	—	26,780,086	—	26,780,086

Total Investments	$2,896,802,034	$26,780,086	$37,396,424	$2,960,978,544

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,640,216,127	$24,750,000	$—	$6,664,966,127
Private Equity Investments†	—	—	23,887,184	23,887,184
Warrants	—	489,187	—	489,187
Short Term Investments	—	186,957,745	—	186,957,745

Total Investments	$6,640,216,127	$212,196,932	$23,887,184	$6,876,300,243

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2011	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,011,020,218	$56,143,342	$—	$4,067,163,560
Private Equity Investments†	—	—	7,000,000	7,000,000
Warrants	—	489,188	—	489,188
Short Term Investments	—	161,367,970	—	161,367,970

Total Investments	$4,011,020,218	$218,000,500	$7,000,000	$4,236,020,718

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$299,940,236	$1,453,500	$—	$301,393,736
Short Term Investments	—	12,555,053	—	12,555,053

Total Investments	$299,940,236	$14,008,553	$—	$313,948,789

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$39,388,364	$—	$—	$39,388,364
Short Term Investments	—	409,150	—	409,150

Total Investments	$39,388,364	$409,150	$—	$39,797,514

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2011
Private Equity Investments
Consumer Discretionary	$15,600,000	$—	$—	$(5,200,000)	$—	$—	$—	$—	$10,400,000	$(5,200,000)
Financials	21,280,013	—	—	3,095,217	2,621,194	—	—	—	26,996,424	3,095,217

Total	$36,880,013	$—	$—	$(2,104,783)	2,621,194	$—	$—	$—	$37,396,424	$(2,104,783)

Baron Funds	March 31, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2011
Private Equity Investments
Consumer Discretionary	$22,200,000	$—	$—	$(7,400,000)	$—	$—	$—	$—	$14,800,000	$(7,400,000)
Financials	7,163,000	—	—	1,041,872	882,312	—	—	—	9,087,184	1,041,872

Total	$29,363,000	$—	$—	$(6,358,128)	$882,312	$—	$—	$—	$23,887,184	$(6,358,128)

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2011
Private Equity Investments
Consumer Discretionary	$10,500,000	$—	$—	$(3,500,000)	$—	$—	$—	$—	$7,000,000	$(3,500,000)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, foreign currency gains and losses, partnership basis adjustments, and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2011, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$1,627,190,836	$3,788,453,209	$2,734,006,581	$228,421,696	$30,242,355

Gross tax unrealized appreciation	1,399,300,854	3,158,316,575	1,638,674,380	91,740,491	9,599,969
Gross tax unrealized depreciation	(65,424,292)	(70,449,434)	(136,660,243)	(6,189,294)	(44,810)

Net tax unrealized appreciation	1,333,876,562	3,087,867,141	1,502,014,137	85,551,197	9,555,159
Accumulated net investment loss	(886,163)	(11,800,163)	(8,118,431)	(1,430,606)	(86,045)
Accumulated net realized gain (loss)	118,877,680	(328,747,546)	(43,118,751)	(15,030,570)	(4,884,340)
Paid-in capital	1,520,783,581	4,153,215,187	2,781,665,891	244,870,955	35,106,263

Net Assets	$2,972,651,660	$6,900,534,619	$4,232,442,846	$313,960,976	$39,691,037

March 31, 2011	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2010, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
September 30, 2011	$—	$—	$—	$19,968,339	$—
September 30, 2017	—	343,959,998	64,973,001	11,961,799	924,163
September 30, 2018	—	294,810,141	159,601,005	—	5,738,465

	$—	$638,770,139	$224,574,006	$31,930,138	$6,662,628

The tax character of distributions paid during the six months ended March 31, 2011 and the fiscal year ended September 30, 2010 was as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$40,710,617	$—	$—
Baron Growth Fund	—	—	—	—
Baron Small Cap Fund	—	—	—	—
Baron Opportunity Fund	—	—	—	—
Baron Fifth Avenue Growth Fund	—	—	136,975	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of the FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2011, the Funds did not have any unrecognized tax benefits. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies, and with certain exceptions, is effective for taxable years beginning after December 22, 2010. New capital losses may now be carried forward indefinitely. Rules in effect prior to December 22, 2010 limited the carryforward period to eight years. Post-enactment capital loss carryforwards must be fully used before capital loss carryforwards generated prior to the enactment of the Act. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than all short-term as under previous rules.

Baron Funds	March 31, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

9. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON ASSET FUND

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2011	Fair Value March 31, 2011	Dividend Income October 1, 2010 to March 31, 2011
Vail Resorts, Inc.[2]	1,799,200	—	—	1,799,200	$—	$—

Total investments in “affiliated” companies (0.00% of Net Assets)					$—	$—

BARON GROWTH FUND

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2011	Fair Value March 31, 2011	Dividend Income October 1, 2010 to March 31, 2011
AMERIGROUP Corp.	2,625,000	—	125,000	2,500,000	$160,625,000	$—
Blue Nile, Inc.	1,105,000	—	105,000	1,000,000	53,990,000	—
Choice Hotels International, Inc.	3,000,000	—	—	3,000,000	116,550,000	1,110,000
DeVry, Inc.	3,625,000	—	—	3,625,000	199,628,750	435,000
Peet’s Coffee & Tea, Inc.	800,000	—	—	800,000	38,472,000	—
Strayer Education, Inc.	675,000	—	—	675,000	88,080,750	1,350,000
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	92,644,000	—

Total investments in “affiliated” companies (10.87% of Net Assets)					$749,990,500	$2,895,000

BARON SMALL CAP FUND

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2011	Fair Value March 31, 2011	Dividend Income October 1, 2010 to March 31, 2011
Bravo Brio Restaurant Group, Inc.	—	1,750,000	—	1,750,000	$30,957,500	$—
Campus Crest Communities, Inc.	—	2,000,000	—	2,000,000	23,660,000	254,000
Chesapeake Lodging Trust	901,862	1,274,200	176,062	2,000,000	34,820,000	920,855
Coresite Realty Corp.	1,051,974	157,762	1,209,736	—	—	—
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	6,456,600	—
Huron Consulting Group, Inc.	1,250,000	—	—	1,250,000	34,612,500	—
Iconix Brand Group, Inc.	3,900,000	—	—	3,900,000	83,772,000	—
KEYW Holding Corp.	—	2,000,000	—	2,000,000	24,560,000	—
Mistras Group, Inc.	1,750,000	—	—	1,750,000	30,117,500	—
Orion Marine Group, Inc.	1,400,000	—	1,400,000	—	—	—
Prime Water Corp.	—	1,037,000	—	1,037,000	12,703,250	—
Vitacost.com, Inc.	2,325,000	—	—	2,325,000	7,951,500	—

Total investments in “affiliated” companies (6.84% of Net Assets)					$289,610,850	$1,174,855

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six month ended March 31, 2011.
[2]	As of March 31, 2011, no longer an affiliate.

March 31, 2011	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2011	Year Ended September 30,									Six Months Ended March 31, 2011	Year Ended September 30,
		2010	2009	2008	2007	2006	2005	2004	2003	2002		2010	2009[3]

Net asset value, beginning of period	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$40.22	$49.43	$43.65	$37.38

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	(0.28)[1]	(0.20)[1]	(0.29)[1]	(0.10)[1]	(0.27)	(0.46)	(0.43)	(0.46)	(0.55)	0.05 [1]	(0.15)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	10.63	5.93	(5.68)	(12.08)	11.27	6.64	12.08	8.27	6.04	0.05	10.67	5.93	6.32

Total from investment operations	10.61	5.65	(5.88)	(12.37)	11.17	6.37	11.62	7.84	5.58	(0.50)	10.72	5.78	6.27

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(0.77)	0.00	0.00

Total distributions	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(0.77)	0.00	0.00

Net asset value, end of period	$59.11	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$59.38	$49.43	$43.65

Total return	21.64%[4]	12.95%	(9.88)%	(19.14)%	19.56%	11.54%	25.21%	19.58%	16.11%	(2.54)%	21.81%[4]	13.24%	16.77%[4]

Ratios/ Supplemental data:
Net assets (in millions), end of period	$2,629.7	$2,424.2	$2,652.6	$3,311.8	$4,468.0	$3,365.6	$2,687.4	$2,002.4	$1,957.2	$2,055.2	$343.0	$242.8	$82.3

Ratio of total expenses to average net assets	1.33%[5]	1.32%	1.36%[2]	1.33%[2]	1.34%[2]	1.33%	1.34%	1.34%	1.34%	1.35%	1.06%[5]	1.06%	1.16%[5]
Less: Ratio of interest expense to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.02)%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets	1.33%[5]	1.32%	1.36%	1.33%	1.34%	1.33%	1.34%	1.34%	1.34%	1.33%	1.06%[5]	1.06%	1.16%[5]

Ratio of net investment income (loss) to average net assets	(0.09)%[5]	(0.61)%	(0.54)%	(0.49)%	(0.17)%	(0.49)%	(0.91)%	(0.90)%	(1.14)%	(1.16)%	0.17%[5]	(0.33)%	(0.39)%[5]

Portfolio turnover rate	10.79%[4]	13.04%	14.67%	16.02%	13.39%	21.87%	11.47%	19.57%	27.95%	6.01%	10.79%[4]	13.04%	14.67%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	37

Baron Funds	March 31, 2011

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2011	Year Ended September 30,									Six Months Ended March 31, 2011	Year Ended September 30,
		2010	2009	2008	2007	2006	2005	2004	2003	2002		2010	2009[3]

Net asset value, beginning of period	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$27.18	$44.52	$39.03	$33.71

Income (loss) from investment operations:
Net investment loss	(0.08)[1]	(0.34)[1]	(0.18)[1]	(0.28)[1]	(0.25)[1]	(0.29)	(0.29)	(0.30)	(0.25)	(0.23)	(0.02)[1]	(0.22)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	11.74	5.71	(2.47)	(10.07)	10.11	3.61	7.33	6.57	5.94	1.65	11.79	5.71	5.36

Total from investment operations	11.66	5.37	(2.65)	(10.35)	9.86	3.32	7.04	6.27	5.69	1.42	11.77	5.49	5.32

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	0.00	0.00	0.00

Net asset value, end of period	$56.03	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$56.29	$44.52	$39.03

Total return	26.28%[4]	13.77%	(6.34)%	(19.78)%	21.41%	7.36%	18.09%	19.20%	21.11%	5.02%	26.44%[4]	14.07%	15.78%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$5,596.7	$4,842.8	$5,034.5	$5,615.0	$7,075.9	$5,315.8	$5,005.1	$3,135.6	$2,185.4	$1,030.3	$1,303.8	$728.9	$238.7

Ratio of operating expenses to average net assets	1.32%[5]	1.32%	1.35%[2]	1.32%[2]	1.31%[2]	1.31%	1.31%	1.33%	1.36%	1.35%	1.06%[5]	1.06%	1.13%[5]

Ratio of net investment loss to average net assets	(0.32)%[5]	(0.80)%	(0.56)%	(0.59)%	(0.49)%	(0.61)%	(0.73)%	(0.89)%	(1.11)%	(1.02)%	(0.07)%[5]	(0.53)%	(0.29)%[5]

Portfolio turnover rate	6.55%[4]	16.12%	26.65%	25.97%	21.37%	21.27%	15.50%	27.15%	32.63%	18.31%	6.55%[4]	16.12%	26.65%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

38	See Notes to Financial Statements.

March 31, 2011	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2011	Year Ended September 30,									Six Months Ended March 31, 2011	Year Ended September 30,
		2010	2009	2008	2007	2006	2005	2004	2003	2002		2010	2009[4]

Net asset value, beginning of period	$20.90	$17.96	$18.70	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$12.69	$20.97	$17.97	$15.52

Income (loss) from investment operations:
Net investment loss	(0.05)[1]	(0.06)[1]	(0.13)[1]	(0.09)[1]	(0.02)[1]	(0.18)	(0.10)	(0.15)	(0.11)	(0.14)	(0.03)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	5.32	3.00	(0.61)	(5.01)	4.96	1.43	4.55	2.07	4.02	1.18	5.35	3.03	2.49

Total from investment operations	5.27	2.94	(0.74)	(5.10)	4.94	1.25	4.45	1.92	3.91	1.04	5.32	3.00	2.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.00)[2]	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.00)	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	0.00	0.00	0.00

Net asset value, end of period	$26.17	$20.90	$17.96	$18.70	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$26.29	$20.97	$17.97

Total return	25.22%[5]	16.37%	(3.95)%	(21.44)%	22.54%	5.52%	23.56%	11.12%	29.20%	8.20%	25.37%	16.69%	15.79%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,685.0	$3,032.0	$2,719.4	$2,871.6	$3,522.4	$2,921.7	$2,828.6	$1,782.1	$1,210.5	$719.1	$547.4	$261.1	$89.4

Ratio of operating expenses to average net assets	1.31%[6]	1.31%	1.34%[3]	1.32%[3]	1.31%[3]	1.33%	1.33%	1.33%	1.36%	1.36%	1.06%[6]	1.06%	1.16%[6]

Ratio of net investment loss to average net assets	(0.45)%[6]	(0.30)%	(0.86)%	(0.42)%	(0.09)%	(0.73)%	(0.48)%	(0.88)%	(0.87)%	(0.97)%	(0.25)%[6]	(0.15)%	(0.75)%[6]

Portfolio turnover rate	16.12%[5]	27.22%	35.83%	41.52%	36.51%	39.99%	24.68%	32.92%	30.29%	55.07%	16.12%[5]	27.22%	35.83%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Benefit of expense reduction rounds to less than 0.01%.
[4]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[5]	Not Annualized.
[6]	Annualized.

See Notes to Financial Statements.	39

Baron Funds	March 31, 2011

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2011	Year Ended September 30,									Six Months Ended March 31, 2011	Year Ended September 30,
		2010	2009	2008	2007	2006	2005	2004	2003	2002		2010	2009[7]

Net asset value, beginning of period	$12.76	$10.61	$9.90	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$4.09	$12.80	$10.62	$8.88

Income (loss) from investment operations:
Net investment loss	(0.07)[1]	(0.13)[1]	(0.08)[1]	(0.09)[1]	(0.07)[1]	(0.03)	(0.09)	(0.10)	(0.05)	(0.06)	(0.05)[1]	(0.10)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	2.78	2.28	0.79	(3.02)	3.03	0.92	1.66	1.18	2.89	(0.40)	2.80	2.28	1.76

Total from investment operations	2.71	2.15	0.71	(3.11)	2.96	0.89	1.57	1.08	2.84	(0.46)	2.75	2.18	1.74

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Redemption fees added to capital paid in	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.02	0.01	0.00 [2]	0.00	0.00 [2]	0.00

Net asset value, end of period	$15.47	$12.76	$10.61	$9.90	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$15.55	$12.80	$10.62

Total return	21.24%[4]	20.26%	7.17%	(23.90)%	29.45%[3]	9.72%	20.84%[3]	16.98%[3]	78.51%[3]	(11.25)%[3]	21.48%[4]	20.53%	19.59%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$265.0	$214.4	$142.7	$154.4	$198.0	$145.4	$145.7	$133.9	$109.3	$57.5	$49.0	$25.5	$10.9

Ratio of operating expenses to average net assets	1.42%[6]	1.44%	1.50%	1.42%	1.43%	1.45%	1.52%	1.56%	1.67%	1.65%	1.15%[6]	1.18%	1.37%[6]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%[5]	0.00%[5]	(0.01)%	0.00%	(0.02)%	(0.06)%	(0.17)%	(0.15)%	0.00%	0.00%	(0.12)%[6]

Ratio of net expenses to average net assets	1.42%[6]	1.44%	1.50%	1.42%	1.42%	1.45%	1.50%	1.50%	1.50%	1.50%	1.15%[6]	1.18%	1.25%[6]

Ratio of net investment loss to average net assets	(1.04)%[6]	(1.08)%	(1.00)%	(0.79)%	(0.61)%	(0.26)%	(1.01)%	(1.25)%	(1.18)%	(1.20)%	(0.76)%[6]	(0.83)%	(0.74)%[6]

Portfolio turnover rate	26.51%[4]	76.44%	68.09%	61.44%	46.20%	67.25%	83.64%	86.35%	89.72%	96.41%	26.51%[4]	76.44%	68.09%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[4]	Not Annualized.
[5]	Benefit of expense reduction rounds to less than 0.01%.
[6]	Annualized.
[7]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.

40	See Notes to Financial Statements.

March 31, 2011	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES								INSTITUTIONAL SHARES
	Six Months Ended March 31, 2011	Year Ended September 30,							Six Months Ended March 31, 2011	Year Ended September 30,
		2010	2009	2008	2007	2006	2005	2004[1]		2010	2009[8]

Net asset value, beginning of period	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89	$10.00	$9.21	$8.61	$7.54

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[2]	(0.03)[2]	0.03 [2]	0.00 [2,3]	(0.01)[2]	(0.02)	(0.05)	(0.02)	(0.01)[2]	(0.01)[2]	0.02 [2]
Net realized and unrealized gain (loss) on investments	1.23	0.66	(1.03)	(2.62)	1.91	0.68	1.72	(0.09)	1.23	0.66	1.05

Total from investment operations	1.20	0.63	(1.00)	(2.62)	1.90	0.66	1.67	(0.11)	1.22	0.65	1.07

Less distributions to shareholders from:
Net investment income	0.00	(0.02)	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)	0.00
Net realized gain on investments	0.00	0.00	(0.77)	(1.12)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	(0.02)	(0.78)	(1.12)	0.00	0.00	0.00	0.00	0.00	(0.05)	0.00

Net asset value, end of period	$10.41	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89	$10.43	$9.21	$8.61

Total return	13.03%[4,5]	7.38%[4]	(7.75)%[4]	(19.96)%[4]	15.55%	5.71%	16.89%[4]	(1.10)%[4,5]	13.25%[4,5]	7.59%[4]	14.19%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$27.9	$29.0	$32.8	$58.2	$110.2	$123.3	$96.5	$49.3	$11.8	$10.4	$9.5

Ratio of operating expenses to average net assets	1.60%[7]	1.62%	1.69%	1.47%	1.36%	1.39%	1.49%	1.67%[7]	1.32%[7]	1.35%	1.61%[7]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.30)%[7]	(0.25)%	(0.29)%	(0.07)%	0.00%[6]	0.00%	(0.09)%	(0.27)%[7]	(0.27)%[7]	(0.24)%	(0.46)%[7]

Ratio of net expenses to average net assets	1.30%[7]	1.37%	1.40%	1.40%	1.36%	1.39%	1.40%	1.40%[7]	1.05%[7]	1.11%	1.15%[7]

Ratio of net investment income (loss) to average net assets	(0.51)%[7]	(0.32)%	0.40%	(0.01)%	(0.08)%	(0.16)%	(0.58)%	(0.79)%[7]	(0.25)[7]	(0.07)%	0.58%[7]

Portfolio turnover rate	39.09%[5]	57.67%	39.61%	39.59%	28.75%	105.77%	46.71%	7.58%[5]	39.09%[5]	57.67%	39.61%

[1]	For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[5]	Not Annualized.
[6]	Benefit of expense reduction rounds to less than 0.01%.
[7]	Annualized.
[8]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.

See Notes to Financial Statements.	41

Baron Funds	March 31, 2011

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20111

	Actual Total Return	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	21.64%	$1,000.00	$1,216.40	1.33%	$7.35
Baron Asset Fund — Institutional Shares	21.81%	$1,000.00	$1,218.10	1.06%	$5.86
Baron Growth Fund — Retail Shares	26.28%	$1,000.00	$1,262.80	1.32%	$7.45
Baron Growth Fund — Institutional Shares	26.44%	$1,000.00	$1,264.40	1.06%	$5.98
Baron Small Cap Fund — Retail Shares	25.22%	$1,000.00	$1,252.20	1.31%	$7.36
Baron Small Cap Fund — Institutional Shares	25.37%	$1,000.00	$1,253.70	1.06%	$5.96
Baron Opportunity Fund — Retail Shares	21.24%	$1,000.00	$1,212.40	1.42%	$7.83
Baron Opportunity Fund — Institutional Shares	21.48%	$1,000.00	$1,214.80	1.15%	$6.35
Baron Fifth Avenue Growth Fund — Retail Shares	13.03%	$1,000.00	$1,130.30	1.30%	$6.90
Baron Fifth Avenue Growth Fund — Institutional Shares	13.25%	$1,000.00	$1,132.50	1.05%	$5.58

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2010

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.30	1.33%	$6.69
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65	1.06%	$5.34
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.35	1.32%	$6.64
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65	1.06%	$5.34
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40	1.31%	$6.59
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65	1.06%	$5.34
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,017.85	1.42%	$7.14
Baron Opportunity Estate Fund — Institutional Shares	5.00%	$1,000.00	$1,019.20	1.15%	$5.79
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70	1.05%	$5.29

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.

[2]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MAR11

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 23, 2011

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 23, 2011